UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09571
Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Address of principal executive offices) (Zip code)
Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917-7700
Date of fiscal year end: July 31
Date of reporting period: January 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Closed-End Funds

Nuveen Investments Closed-End Funds High current income from portfolios of senior corporate loans.

Semi-Annual Report January 31, 2010

Nuveen Senior Income Fund NSL	Nuveen Floating Rate Income Fund JFR	Nuveen Floating Rate Income Opportunity Fund JRO

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NUVEEN
Investments

Chairman’s
Letter to Shareholders

Dear Shareholder,

The global economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The largest source of economic uncertainty is the potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion carried out to deal with the financial and economic crisis of 2008. Consequently, the implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen’s investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
Robert P. Bremner
Chairman of the Board and Lead Independent Director
March 25, 2010

Nuveen Investments	3

Portfolio Manager’s Comments

Nuveen Senior Income Fund (NSL)

Nuveen Floating Rate Income Fund (JFR)

Nuveen Floating Rate Income Opportunity Fund (JRO)

The Funds’ investment portfolios have been managed by Gunther Stein of Symphony Asset Management, LLC, an affiliate of Nuveen Investments, since 2001. Gunther, who is Symphony’s chief investment officer, has more than 20 years of investment management experience, much of it in evaluating and purchasing senior corporate loans and other high-yield debt.

Here Gunther talks about his management strategies and the performance of the Funds for the six-month period ended January 31, 2010.

What key strategies were used to manage the Funds during the six-month period ended January 31, 2010?

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Over this period, the Fund continued to invest at least 80% of its total assets in adjustable rate senior secured loans. Other investment included U.S. dollar denominated senior loans of non-U.S. borrowers, senior loans that were not secured, other debt securities, and equity securities and warrants acquired in connection with the Funds’ investments in senior loans.

Conditions remained firm in the senior loan market throughout the six-month period, as the market continued its record-breaking year in terms of positive performance. Overall, the loan market posted gains in each month of the period.

The positive performance since the market correction has been driven by a combination of better-than-expected corporate performance, limited new supply and healthy demand. It is important to note that while the fundamentals of many companies have been weakening, they often have been better than the analysts’ consensus. Default projections, which had been as high as 15-20% for senior loans and high yield debt, generally have come back down to well under 10%.

The senior loan market saw approximately $55 billion of new issuance in 2009, most of which came in the second half of the year. Loan paydowns and inflows into the asset class more than absorbed this new supply, leaving secondary market levels generally higher. This was a common theme throughout the period, and a stark contrast to the market environment seen in 2008 when new-issue loan supply was well over $100 billion and demand was nonexistent as the market deleveraged.

A common trend throughout the period was the refinancing of senior debt, much of which is shorter-maturity paper, using high yield bond issuance. In many cases, firms chose to “term out” their liabilities while locking in their funding cost using fixed-rate debt. This has

4	Nuveen Investments

generally been a positive for the senior loan market, as refinancings have taken senior debt out at par while the average secondary market issue trades at a discount to par.

We feel that technical factors will keep the market firm in the short term, as new issues should remain limited and demand remains firm. This demand is coming from both investors looking to take on credit risk, as well as investors who want to swap into floating rate income given the steepness in the yield curve.

In terms of fundamentals, we remain cautiously optimistic in the near term. However, in the next two to three years we expect there may be a large spike in the outstanding maturities in the loan market. According to Credit Suisse, this may total roughly $600 billion between 2011 and 2015. While we believe that this market will be navigable for managers that understand the companies they invest in, it will be more challenging for the market overall and the more index-like managers. Also worth noting is that many of these maturities will be removed from the market earlier than expected via paydowns, refinancings, and other means. These all represent powerful catalysts for active managers who can make opportunistic investments in the asset class.

How did the Funds perform over this six-month period?

The performance of the Funds, as well as the performance of certain market indexes, is presented in the accompanying table.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. For additional information, see the individual Performance Overview for your Fund in this report.

1	The CSFB Leveraged Loan Index is a representative, unmanaged index of tradeable, senior, U.S. dollar-denominated leveraged loans. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

2	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes all investment-grade, publicly issued, fixed-rate, U.S. dollar-denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in an index.

Total Returns on Common Share Net Asset Value
For periods ended 1/31/10

	Cumulative	Annualized
	6-Month	1-Year	5-Year	10-Year
NSL	22.68%	97.45%	3.50%	5.04%
JFR	19.24%	82.15%	3.17%	N/A
JRO	21.86%	95.91%	3.77%	N/A
CSFB Leveraged Loan Index[1]	5.27%	39.44%	3.85%	4.38%
Barclays Capital U.S. Aggregate Bond Index[2]	5.54%	8.51%	5.16%	6.53%

For the six-months ended January 31, 2010, all three Funds outperformed the CSFB Leveraged Loan Index and the Barclays Capital U.S. Aggregate Bond Index. During the period, higher risk assets generally outperformed higher quality assets. The risk-driven rally was most evident in some of the low dollar-priced names we hold in the Funds, such as Tribune Company and Univision. Both of these issuers, which are heavily involved in the media business and had recent LBO deals, came under pressure in 2008. However, we believed that both businesses had sufficient asset quality and some level of downside protection in terms of recovery value. Looking at return potential, we thought these distressed assets provided a unique total return opportunity due to their price appreciation potential. Historically, senior loan asset class returns generally have been driven by coupons.

Given the broad rally seen during the period, very few issues had negative performance. Howerver, there was some relative underperformance in higher quality names. Many of these assets were new-issue loans which provide healthy risk-adjusted income, but lacked the total return potential of lower priced and stressed/distressed assets. We did think, however, that the income generated by these new-issue loans, such as Reynolds and

Nuveen Investments	5

Warner Chilcott, represented a solid value for the Funds in the current environment. Many of these issues have very tight creditor agreements and provide LIBOR floors which help support a higher coupon rate.

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of these Funds relative to the comparative indexes was the Funds’ use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total returns for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when prices generally are rising.

Leverage made a significant positive contribution to the returns of each Fund over this period.

RECENT DEVELOPMENTS REGARDING THE FUNDS’ LEVERAGED CAPITAL STRUCTURES

Shortly after their inceptions, all three Funds issued auction rate preferred shares (APRS) to create financial leverage. As noted in the last several shareholder reports, the ARPS issued by many closed-end funds, including these Nuveen Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. This means that these auctions have “failed to clear,” and that many, or all, of the ARPS holders who wanted to sell their shares in these auctions were unable to do so. This decline in liquidity in ARPS did not lower the credit quality of these shares, and auction rate preferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS.

One continuing implication for common shareholders of these Funds from the auction failures is that the Funds’ cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, the Funds’ common share earnings likely have been incrementally lower at times than they otherwise might have been.

Beginning in the summer of 2008, the Funds announced their intention to redeem most or all of their ARPS and retain their leveraged structure primarily through the use of bank borrowings. Leveraging using bank borrowings offers common shareholders most benefits and risks as leveraging with ARPS.

As of January 31, 2010, these Funds had redeemed all of their outstanding ARPS. For additional information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

6	Nuveen Investments

Common Share Distribution
and Share Price Information

As noted earlier, these Funds use financial leverage to potentially enhance opportunities for additional income for common shareholders. The Funds’ use of this leverage strategy continued to provide incremental income, although the extent of this benefit was reduced to some degree by short-term interest rates that remained relatively high during the early part of the period. This, in turn, kept the Funds’ borrowing costs high. All three fund’s distributions increased twice over the six-month period.

During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s common share NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s common share NAV. As of January 31, 2010, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes. For financial statement purposes, NSL had a negative UNII balance while JFR and JRO had positive UNII balances.

Common Share Repurchases and Share Price Information

As of January 31, 2010, JFR and JRO cumulatively repurchased common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase program, NSL has not repurchased any of its outstanding common shares.

	Common Shares	% of Outstanding
Fund	Repurchased	Common Shares
JFR	147,593	0.3%
JRO	19,400	0.1%

During the six-month reporting period, the Funds repurchased common shares at a weighted average price and a weighted average discount per common share as shown in the accompanying table.

		Weighted Average	Weighted Average
	Common Shares	Price Per Share	Discount Per Share
Fund	Repurchased	Repurchased	Repurchased

JFR	137,893	$9.15	12.86%
JRO	9,700	$8.95	13.25%

Nuveen Investments	7

As of January 31, 2010, the Fund’s common share prices were trading at a discount (-) to their common share NAVs as shown in the accompanying table.

	1/31/10	Six-Month
	(-)Discount/	Average
Fund	(+)Premium	(-) Discount
NSL	+6.07%	-2.46%
JFR	-5.11%	-10.67%
JRO	-0.53%	-8.24%

8	Nuveen Investments

NSL Performance OVERVIEW	Nuveen Senior Income Fund
as of January 31, 2010

Fund Snapshot
Common Share Price	$7.16

Common Share Net Asset Value	$6.75

Premium/(Discount) to NAV	6.07%

Latest Dividend	$0.0400

Market Yield	6.70%

Net Assets Applicable to Common Shares ($000)	$201,450

Average Annual Total Return
(Inception 10/26/99)
	On Share Price	On NAV
6-Month (Cumulative)	44.17%	22.68%

1-Year	120.71%	97.45%

5-Year	2.48%	3.50%

10-Year	5.70%	5.04%

Industries
(as a % of total investments)
Media	11.9%

Health Care Providers & Services	9.5%

Hotels, Restaurants & Leisure	8.9%

Building Products	6.4%

Specialty Retail	4.1%

Software	3.4%

Oil, Gas & Consumable Fuels	3.3%

Chemicals	3.1%

Real Estate Management & Development	2.9%

Road & Rail	2.9%

Food & Staples Retailing	2.6%

IT Services	2.6%

Automobiles	2.4%

Airlines	2.2%

Leisure Equipment & Products	2.1%

Commercial Services & Supplies	1.9%

Auto Components	1.9%

Diversified Telecommunication Services	1.7%

Diversified Financial Services	1.7%

Household Products	1.6%

Semiconductors & Equipment	1.6%

Communications Equipment	1.5%

Paper & Forest Products	1.4%

Short-Term Investments	3.9%

Other	14.5%

Top Five Issuers
(as a % of total long-term investments)
Building Materials Corporation of America	2.9%

Charter Communications Operating Holdings LLC	2.8%

HCA, Inc.	2.5%

Swift Transportation Company, Inc.	2.1%

Community Health Systems, Inc.	2.0%

Portfolio Allocation (as a % of total investments)

2009-2010 Monthly Dividends Per Common Share

Share Price Performance — Weekly Closing Price

Nuveen Investments	9

JFR Performance OVERVIEW	Nuveen Floating Rate Income Fund
as of January 31, 2010

Fund Snapshot
Common Share Price	$10.76

Common Share Net Asset Value	$11.34

Premium/(Discount) to NAV	-5.11%

Latest Dividend	$0.0510

Market Yield	5.69%

Net Assets Applicable to Common Shares ($000)	$536,084

Average Annual Total Return
(Inception 3/25/04)
	On Share Price	On NAV
6-Month (Cumulative)	32.29%	19.24%

1-Year	70.80%	82.15%

5-Year	2.39%	3.17%

Since Inception	2.09%	3.30%

Industries
(as a % of total investments)
Media	14.3%

Hotels, Restaurants & Leisure	9.2%

Health Care Providers & Services	8.3%

Road & Rail	4.3%

Specialty Retail	4.2%

Diversified Telecommunication Services	4.0%

Building Products	4.0%

IT Services	3.8%

Chemicals	3.3%

Software	3.3%

Real Estate Management & Development	3.1%

Oil, Gas & Consumable Fuels	2.7%

Communications Equipment	2.0%

Auto Components	1.8%

Pharmaceuticals	1.7%

Wireless Telecommunication Services	1.7%

Automobiles	1.7%

Airlines	1.7%

Leisure Equipment & Products	1.6%

Household Products	1.6%

Commercial Services & Supplies	1.6%

Electric Utilities	1.5%

Investment Companies	1.6%

Short-Term Investments	2.8%

Other	14.2%

Top Five Issuers
(as a % of total long-term investments)
Swift Transportation Company, Inc.	3.3%

Univision Communications, Inc.	2.8%

Charter Communications Operating Holdings LLC	2.6%

HCA, Inc.	2.3%

First Data Corporation	2.3%

Portfolio Allocation (as a % of total investments)

2009-2010 Monthly Dividends Per Common Share

Share Price Performance — Weekly Closing Price

10	Nuveen Investments

JRO Performance OVERVIEW	Nuveen Floating Rate Income Opportunity Fund
as of January 31, 2010

Fund Snapshot
Common Share Price	$11.20

Common Share Net Asset Value	$11.26

Premium/(Discount) to NAV	-0.53%

Latest Dividend	$0.0620

Market Yield	6.64%

Net Assets Applicable to Common Shares ($000)	$319,906

Average Annual Total Return
(Inception 7/27/04)
	On Share Price	On NAV
6-Month (Cumulative)	38.82%	21.86%

1-Year	102.39%	95.91%

5-Year	3.49%	3.77%

Since Inception	3.28%	3.66%

Industries
(as a % of total investments)
Media	14.3%

Hotels, Restaurants & Leisure	10.6%

Health Care Providers & Services	7.5%

Road & Rail	4.5%

Building Products	4.1%

Software	4.0%

Specialty Retail	3.8%

Real Estate Management & Development	3.6%

Oil, Gas & Consumable Fuels	3.3%

IT Services	3.3%

Diversified Telecommunication Services	3.1%

Automobiles	2.6%

Communications Equipment	2.5%

Chemicals	2.5%

Auto Components	2.3%

Airlines	2.0%

Household Products	1.9%

Pharmaceuticals	1.8%

Wireless Telecommunication Services	1.5%

Leisure Equipment & Products	1.5%

Internet Software & Services	1.5%

Semiconductors & Equipment	1.5%

Short-Term Investments	2.0%

Other	14.3%

Top Five Issuers
(as a % of total long-term investments)
Swift Transportation Company, Inc.	3.3%

Charter Communications Operating Holdings LLC	2.6%

Dealer Computer Services, Inc.	2.6%

Univision Communications, Inc.	2.2%

Federal Mogul Corporation	2.2%

Portfolio Allocation (as a % of total investments)

2009-2010 Monthly Dividends Per Common Share

Share Price Performance — Weekly Closing Price

Nuveen Investments	11

Shareholder Meeting Report

The annual meeting of shareholders was held in the offices of Nuveen Investments on November 30, 2009; at this meeting the shareholders were asked to vote on the election of Board Members.

	NSL	JFR	JRO
Approval of the Board Members was reached as follows:
	Common shares	Common shares	Common shares
Robert P. Bremner
For	25,796,135	40,595,116	23,997,214
Withhold	731,462	1,243,284	819,357

Total	26,527,597	41,838,400	24,816,571

Jack B. Evans
For	25,822,174	40,747,016	24,014,194
Withhold	705,423	1,091,384	802,377

Total	26,527,597	41,838,400	24,816,571

William C. Hunter
For	25,811,541	40,616,613	24,010,032
Withhold	716,056	1,221,787	806,539

Total	26,527,597	41,838,400	24,816,571

William J. Schneider
For	25,814,200	40,613,327	24,022,465
Withhold	713,397	1,225,073	794,106

Total	26,527,597	41,838,400	24,816,571

12	Nuveen Investments

NSL	Nuveen Senior Income Fund Portfolio of Investments
January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 116.2% (85.1% of Total Investments) (4)

	Aerospace & Defense – 1.3% (0.9% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.000%	7/31/14	B	$541,915
561	DAE Aviation Holdings, Inc., Term Loan B2	4.000%	7/31/14	B	528,807
112	Hawker Beechcraft, LLC, LC Facility, WI/DD	TBD	TBD	CCC+	84,916
1,883	Hawker Beechcraft, LLC, Term Loan, WI/DD	TBD	TBD	CCC+	1,431,404

3,130	Total Aerospace & Defense				2,587,042

	Airlines – 3.0% (2.2% of Total Investments)

1,960	Delta Air Lines, Inc., Credit Linked Deposit	2.245%	4/30/12	Ba2	1,829,170
1,950	Delta Air Lines, Inc., Term Loan	3.501%	4/30/14	B	1,697,719
3,068	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	B+	2,497,042

6,978	Total Airlines				6,023,931

	Auto Components – 2.4% (1.7% of Total Investments)

3,736	Federal-Mogul Corporation, Tranche B, Term Loan	2.168%	12/29/14	Ba3	3,175,201
1,906	Federal-Mogul Corporation, Tranche C, Term Loan	2.168%	12/28/15	Ba3	1,620,361

5,642	Total Auto Components				4,795,562

	Automobiles – 1.8% (1.4% of Total Investments)

3,966	Ford Motor Company, Term Loan	3.259%	12/15/13	Ba3	3,718,413

	Building Products – 6.9% (5.1% of Total Investments)

821	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	D	745,154
2,000	Building Materials Corporation of America, Term Loan, Second Lien	6.063%	9/15/14	B2	1,965,000
5,852	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	BBB–	5,739,553
1,284	Euramax Holdings, Inc., PIK Term Loan	14.000%	6/29/13	B–	1,001,838
1,288	Euramax Holdings, Inc., Term Loan	10.000%	6/22/13	B–	1,004,374
4,500	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	3,453,571

15,745	Total Building Products				13,909,490

	Chemicals – 4.3% (3.1% of Total Investments)

400	Celanese US Holdings LLC, Credit Linked Deposit	1.981%	4/02/14	BB+	386,500
547	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	523,910
245	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	B1	232,893
53	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	B1	50,591
2,903	Hexion Specialty Chemicals, Inc., Term Loan C4	2.563%	5/05/13	B1	2,786,400
708	Huntsman International LLC, Term Loan	1.996%	4/19/14	Ba2	678,875
897	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	B–	836,580
897	Ineos US Finance LLC, Tranche C2	10.001%	12/16/14	B–	836,601
12	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.731%	12/20/13	N/R	8,910
27	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.731%	12/20/13	N/R	20,167
35	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.981%	12/22/14	N/R	25,579
35	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.981%	12/20/14	N/R	25,579
35	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.981%	12/22/14	N/R	25,579
45	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.731%	12/20/13	N/R	33,184
87	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.731%	12/20/13	N/R	63,224
151	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	7.000%	12/22/14	N/R	110,112
151	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	7.000%	12/22/14	N/R	110,112
151	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	7.000%	12/22/14	N/R	110,112
1,893	Univar, Inc., Term Loan	3.231%	10/10/14	B+	1,793,682

9,272	Total Chemicals				8,658,590

	Commercial Services & Supplies – 2.6% (1.9% of Total Investments)

1,438	Rental Services Corporation, Term Loan	3.760%	11/27/13	B–	1,360,891
180	ServiceMaster Company, Delayed Term Loan	2.740%	7/24/14	B+	167,058
1,810	ServiceMaster Company, Term Loan	2.744%	7/24/14	B+	1,677,544
1,000	Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	1,012,500
735	West Corporation, Term Loan B4	4.112%	6/30/16	BB–	728,643
479	Workflow Holdings Corporation, Term Loan	9.500%	11/30/11	Caa1	348,275

5,642	Total Commercial Services & Supplies				5,294,911

	Communications Equipment – 2.0% (1.5% of Total Investments)

4,477	Avaya Inc., Term Loan	3.011%	10/26/14	B+	4,022,856

Nuveen Investments	13

NSL	Nuveen Senior Income Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Containers & Packaging – 0.0% (0.0% of Total Investments)

$37	Graham Packaging Company LP, Term Loan B	2.500%	10/07/11	B+	$37,097

	Diversified Consumer Services – 0.4% (0.3% of Total Investments)

948	Cengage Learning Acquisitions, Inc., Term Loan	2.750%	7/05/14	B+	844,139

	Diversified Financial Services – 2.4% (1.7% of Total Investments)

1,000	CIT Group, Inc., Tranche A1, Term Loan	10.000%	1/18/12	N/R	1,033,542
2,000	CIT Group, Inc., Tranche B1, Term Loan	13.000%	1/18/12	N/R	2,048,126
1,782	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,699,858

4,782	Total Diversified Financial Services				4,781,526

	Diversified Telecommunication Services – 2.4% (1.7% of Total Investments)

325	Intelsat, Tranche B2, Term Loan A	2.731%	1/03/14	BB–	310,835
325	Intelsat, Tranche B2, Term Loan B	2.731%	1/03/14	BB–	310,740
325	Intelsat, Tranche B2, Term Loan C	2.731%	1/03/14	BB–	310,740
2,000	Intelsat, Unsecured Term Loan	2.733%	2/01/14	B+	1,750,000
2,267	Level 3 Financing, Inc., Term Loan	2.501%	3/13/14	B+	2,067,928
5,000	WCI Capital Corporation, Term Loan B, (5), (6)	3.500%	N/A	N/R	42,500

10,242	Total Diversified Telecommunication Services				4,792,743

	Electric Utilities – 1.5% (1.1% of Total Investments)

668	Calpine Corporation, DIP Term Loan	3.135%	3/29/14	B+	633,187
556	Calpine Corporation, Delayed Draw, Term Loan, (7), (8)	0.100%	3/31/14	B+	(53,241)
948	TXU Corporation, Term Loan B2	3.731%	10/10/14	B+	778,412
1,955	TXU Corporation, Term Loan B3	3.731%	10/10/14	B+	1,596,312

4,127	Total Electric Utilities				2,954,670

	Electrical Equipment – 1.3% (1.0% of Total Investments)

2,878	Allison Transmission Holdings, Inc., Term Loan	3.000%	8/07/14	B	2,648,341

	Electronic Equipment & Instruments – 0.9% (0.6% of Total Investments)

1,930	Sensata Technologies B.V., Term Loan	1.999%	4/27/13	B	1,758,110

	Energy Equipment & Services – 0.2% (0.2% of Total Investments)

442	Dresser-Rand Group, Inc., Term Loan	2.521%	5/04/14	B+	424,759

	Food & Staples Retailing – 2.2% (1.6% of Total Investments)

500	Rite Aid Corporation, Tranche 4, Term Loan	9.500%	6/10/15	B+	524,375
4,480	U.S. Foodservice, Inc., Term Loan	2.730%	7/03/14	B2	3,967,833

4,980	Total Food & Staples Retailing				4,492,208

	Food Products – 0.3% (0.2% of Total Investments)

500	Pinnacle Foods Finance LLC, Tranche C, Term Loan, WI/DD	TBD	TBD	B	505,000

	Health Care Equipment & Supplies – 0.8% (0.6% of Total Investments)

924	Symbion, Inc., Term Loan A	3.481%	8/23/13	Ba3	840,385
934	Symbion, Inc., Term Loan B	3.481%	8/25/14	Ba3	849,485

1,858	Total Health Care Equipment & Supplies				1,689,870

	Health Care Providers & Services – 12.0% (8.8% of Total Investments)

267	Community Health Systems, Inc., Delayed Term Loan	2.511%	7/25/14	BB	252,682
5,223	Community Health Systems, Inc., Term Loan	2.506%	7/25/14	BB	4,943,712
7,070	HCA, Inc., Term Loan	2.501%	11/18/13	BB	6,734,075
457	IASIS Healthcare LLC, Delayed Term Loan	2.231%	3/14/14	Ba2	437,266
124	IASIS Healthcare LLC, Letter of Credit	2.229%	3/14/14	Ba2	118,380
2,053	IASIS Healthcare LLC, PIK Term Loan	5.499%	6/15/14	CCC+	1,929,502
1,320	IASIS Healthcare LLC, Term Loan	2.231%	3/14/14	Ba2	1,263,493
3,830	LifeCare, Term Loan B	4.500%	8/10/12	B2	3,265,075
2,000	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	2,009,000
1,712	Select Medical Corporation, Term Loan	2.267%	2/24/12	Ba2	1,660,765
1,567	Vanguard Health Holding Company II LLC, Replacement Term Loan, WI/DD	TBD	TBD	Ba3	1,568,938

25,623	Total Health Care Providers & Services				24,182,888

	Hotels, Restaurants & Leisure – 12.2% (8.9% of Total Investments)

3,423	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB–	3,390,475
1,478	Cedar Fair LP, Extended US Term Loan	4.231%	8/30/14	BB–	1,476,378
1,923	Cedar Fair LP, Term Loan	2.231%	8/30/12	BB–	1,917,919
392	Isle of Capri Casinos, Inc., Delayed Term Loan A	1.981%	11/25/13	B+	389,154

14	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Hotels, Restaurants & Leisure (continued)

$508	Isle of Capri Casinos, Inc., Delayed Term Loan B	1.981%	11/25/13	B+	$504,958
1,270	Isle of Capri Casinos, Inc., Delayed Term Loan	2.001%	11/25/13	B+	1,262,395
2,459	Orbitz Worldwide, Inc., Term Loan	3.067%	7/25/14	B+	2,350,414
151	OSI Restaurant Partners LLC, Revolver	0.626%	6/14/13	B+	135,934
1,342	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,211,514
500	Pinnacle Foods Finance LLC, Term Loan	2.750%	4/02/14	B	474,766
1,000	QCE LLC, Term Loan	6.001%	11/05/13	N/R	597,500
1,000	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB–	1,014,875
984	Sagittarius Restaurants LLC, Term Loan	9.750%	3/29/13	B2	959,626
2,000	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	2,023,126
975	Travelport LLC, Delayed Term Loan	2.738%	8/23/13	Ba3	937,219
268	Travelport LLC, Letter of Credit	2.751%	8/23/13	Ba3	256,625
1,334	Travelport LLC, Term Loan	2.740%	8/23/13	Ba3	1,278,963
956	Venetian Casino Resort LLC, Delayed Term Loan	2.010%	5/23/14	B–	844,266
3,950	Venetian Casino Resort LLC, Term Loan	2.010%	5/23/14	B–	3,489,392

25,913	Total Hotels, Restaurants & Leisure				24,515,499

	Household Products – 2.2% (1.6% of Total Investments)

220	Spectrum Brands, Inc., Synthetic Letter of Credit, DD1	1.500%	6/30/12	B–	219,782
4,263	Spectrum Brands, Inc., Term Loan, DD1	7.997%	6/30/12	B–	4,262,717

4,483	Total Household Products				4,482,499

	Insurance – 1.0% (0.8% of Total Investments)

2,165	Conseco, Inc., Term Loan	7.500%	10/10/13	B–	2,064,899

	Internet Software & Services – 0.6% (0.5% of Total Investments)

1,466	Open Solutions, Inc., Term Loan B	2.375%	1/23/14	BB–	1,306,038

	IT Services – 3.2% (2.3% of Total Investments)

958	First Data Corporation, Term Loan B1	2.982%	9/24/14	B+	830,385
3,486	First Data Corporation, Term Loan B2	2.999%	9/24/14	B+	3,022,412
339	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	3.990%	7/28/12	B+	318,140
733	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	6.481%	3/02/14	CCC+	569,250
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.481%	3/02/14	CCC+	1,045,000
650	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	3.990%	7/28/12	B+	609,768

7,433	Total IT Services				6,394,955

	Leisure Equipment & Products – 2.9% (2.1% of Total Investments)

3,244	Bombardier Recreational Products, Inc., Term Loan	3.276%	6/28/13	Caa1	2,458,994
1,274	Herbst Gaming, Inc., Delayed Term Loan, (5), (6)	0.000%	12/02/11	D	700,918
2,642	Herbst Gaming, Inc., Term Loan, (5), (6)	0.000%	12/02/11	D	1,453,317
3,686	Wimar OpCo LLC, Term Loan, (5), (6)	2.250%	1/03/12	N/R	1,151,834

10,846	Total Leisure Equipment & Products				5,765,063

	Machinery – 1.8% (1.3% of Total Investments)

1,271	Oshkosh Truck Corporation, Term Loan	6.260%	12/06/13	BB–	1,278,670
547	Rexnord Corporation, Incremental Term Loan	2.500%	7/19/13	BB–	509,330
1,869	Rexnord Corporation, Term Loan	2.791%	7/19/13	BB–	1,768,402

3,687	Total Machinery				3,556,402

	Media – 16.1% (11.8% of Total Investments)

61	American Media Operations, Inc., Term Loan	10.000%	1/30/13	B–	57,282
1,801	Carmike Cinemas, Inc., Term Loan, WI/DD	TBD	TBD	B1	1,802,949
829	Cequel Communications LLC, Term Loan B	2.253%	11/05/13	BB–	791,181
1,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	BB+	910,625
6,944	Charter Communications Operating Holdings LLC, Term Loan	2.260%	3/06/14	BB+	6,478,009
4,119	Citadel Broadcasting Corporation, Term Loan, (5), (6), (11)	1.750%	6/12/14	D	3,343,499
1,492	Gray Television, Inc., Term Loan B	3.750%	12/31/14	Caa1	1,374,860
3,860	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	18.250%	4/08/12	N/R	2,329,207
573	Nielsen Finance LLC, Term Loan A	2.231%	8/09/13	Ba3	549,167
1,216	Nielsen Finance LLC, Term Loan B	3.981%	5/02/16	Ba3	1,189,382
1,888	Philadelphia Newspapers, Term Loan, (5), (6)	5.500%	6/29/13	N/R	443,728
539	Reader’s Digest Association, Inc., DIP Term Loan	13.500%	3/01/14	B–	560,711
132	Reader’s Digest Association, Inc., Euro Term Loan	7.000%	3/03/14	N/R	79,030
369	Reader’s Digest Association, Inc., Revolving Credit Loan	4.250%	3/02/13	D	220,369
1,487	Reader’s Digest Association, Inc., U.S. Term Loan	2.000%	3/03/14	D	887,456
2,990	Spanish Broadcasting System, Inc., Term Loan B	2.010%	6/10/12	CCC+	2,506,238
1,157	SuperMedia, Term Loan	8.000%	12/31/15	B2	1,094,977

Nuveen Investments	15

NSL	Nuveen Senior Income Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Media (continued)

$4,910	Tribune Company, Term Loan B, (5), (6), DD1	3.000%	6/04/14	Ca	$3,087,147
683	Tribune Company, Term Loan X, (5), (6)	2.750%	N/A	Ca	416,427
5,000	Univision Communications, Inc., Term Loan	2.501%	9/29/14	B2	4,367,500

41,050	Total Media				32,489,744

	Metals & Mining – 1.3% (1.0% of Total Investments)

494	Aleris International, Inc., DIP Term Loan, (5), (7)	6.215%	2/12/10	N/R	518,037
2,199	John Maneely Company, Term Loan	3.501%	12/08/13	B	2,111,594

2,693	Total Metals & Mining				2,629,631

	Multiline Retail – 0.4% (0.3% of Total Investments)

984	Neiman Marcus Group, Inc., Term Loan	2.255%	4/06/13	BB–	899,193

	Oil, Gas & Consumable Fuels – 3.8% (2.8% of Total Investments)

856	ATP Oil and Gas Corporation, Tranche B1, Term Loan	11.250%	1/15/14	N/R	859,592
121	ATP Oil and Gas Corporation, Tranche B2, Term Loan	12.250%	1/15/11	N/R	121,358
1,238	Big West Oil LLC, Delayed Term Loan, (5)	4.500%	5/15/14	B2	1,200,401
984	Big West Oil LLC, Term Loan, (5)	4.500%	5/15/14	B2	954,864
295	Calumet Lubricants Company LP, Credit Linked Deposit	4.104%	1/03/15	B1	264,642
2,187	Calumet Lubricants Company LP, Term Loan	4.273%	1/03/15	B1	1,964,890
2,478	Venoco, Inc., Term Loan	4.250%	5/07/14	BB–	2,292,872

8,159	Total Oil, Gas & Consumable Fuels				7,658,619

	Paper & Forest Products – 1.5% (1.1% of Total Investments)

3,910	Wilton Products, Term Loan	3.490%	11/16/14	B+	3,030,250

	Pharmaceuticals – 1.8% (1.3% of Total Investments)

1,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan	6.731%	5/03/13	CCC+	532,500
1,373	Graceway Pharmaceuticals LLC, Term Loan	2.981%	5/03/12	BB–	1,144,124
237	Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	238,243
678	Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	680,847
339	Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	340,275
746	Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	748,604

4,373	Total Pharmaceuticals				3,684,593

	Professional Services – 0.4% (0.3% of Total Investments)

1,000	Vertrue Inc., Term Loan, WI/DD	TBD	TBD	Ba3	800,000

	Real Estate Investment Trust – 0.5% (0.4% of Total Investments)

1,000	Tishman Speyer Real Estate, Liquidation Facility	15.000%	N/A	N/R	1,002,500

	Real Estate Management & Development – 3.9% (2.9% of Total Investments)

3,581	Capital Automotive LP, Tranche C	2.740%	12/14/12	Ba3	3,300,763
3,605	LNR Property Corporation, Term Loan B	3.480%	7/12/11	CCC	2,892,780
1,925	Realogy Corporation, Delayed Term Loan	3.250%	10/10/13	Caa1	1,718,489

9,111	Total Real Estate Management & Development				7,912,032

	Road & Rail – 3.5% (2.6% of Total Investments)

1,487	Avis Budget Car Rental, LLC Term Loan	4.000%	4/19/12	Ba3	1,455,807
5,804	Swift Transportation Company, Inc., Term Loan	6.250%	5/10/14	B–	5,584,454

7,291	Total Road & Rail				7,040,261

	Semiconductors & Equipment – 0.7% (0.5% of Total Investments)

1,494	Freescale Semiconductor, Inc., Term Loan	1.981%	12/01/13	B2	1,344,824

	Software – 3.3% (2.4% of Total Investments)

4,483	Dealer Computer Services, Inc., Term Loan	2.251%	10/26/12	BB	4,302,355
2,000	IPC Systems, Inc., Term Loan, Second Lien	5.501%	5/31/15	CCC	1,525,000
914	IPC Systems, Inc., Term Loan	2.493%	5/31/14	B1	801,672

7,397	Total Software				6,629,027

	Specialty Retail – 5.4% (3.9% of Total Investments)

3,123	Burlington Coat Factory Warehouse Corporation, Term Loan	2.510%	5/28/13	B–	2,921,738
2,977	Claire’s Stores, Inc. Term Loan B	3.001%	5/29/14	B–	2,454,865
2,092	Michaels Stores, Inc., Term Loan B1	2.562%	10/31/13	B	1,892,865
1,473	Michaels Stores, Inc., Term Loan B2	4.812%	7/31/16	B	1,407,079
1,042	Micro Warehouse, Inc., Term Loan B, (5), (6), (9)	0.000%	N/A	N/R	105,845

16	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Specialty Retail (continued)

$2,000	Toys “R” Us–Delaware, Inc., Term Loan B	4.481%	7/19/12	BB–	$2,001,249

12,707	Total Specialty Retail				10,783,641

	Wireless Telecommunication Services – 1.0% (0.7% of Total Investments)

1,995	Asurion Corporation, Term Loan	3.237%	7/03/14	N/R	1,940,443

$272,356	Total Variable Rate Senior Loan Interests (cost $248,355,163)				234,052,259

Shares	Description (1)				Value
	Common Stocks – 1.8% (1.3% of Total Investments)

	Building Products – 1.7% (1.2% of Total Investments)

88,501	Masonite Worldwide Holdings, (10), (13)				$3,407,289

	Media – 0.1% (0.1% of Total Investments)

5,365	SuperMedia Inc.				194,803

	Total Common Stocks (cost $5,029,993)				3,602,092

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 3.2% (2.4% of Total Investments)

	Computers & Peripherals – 0.8% (0.6% of Total Investments)

$2,000	Hutchinson Technology Inc.	3.250%	1/15/26	B–	$1,667,500

	Food & Staples Retailing – 1.4% (1.0% of Total Investments)

3,000	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	CCC	2,805,000

	Real Estate Investment Trust – 0.7% (0.6% of Total Investments)

1,500	MPT Operating Partnership Limited Partnership, 144A	6.125%	11/15/11	N/A	1,453,125

	Semiconductors & Equipment – 0.3% (0.2% of Total Investments)

650	Advanced Micro Devices, Inc.	5.750%	8/15/12	B–	641,875

$7,150	Total Convertible Bonds (cost $5,203,103)				6,567,500

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 9.9% (7.3% of Total Investments)

	Auto Components – 0.2% (0.2% of Total Investments)

$400	Exide Technologies	10.500%	3/15/13	B–	$410,000

	Automobiles – 1.4% (1.0% of Total Investments)

6,000	General Motors Corporation	8.250%	7/15/23	N/R	1,695,000
4,000	General Motors Corporation	6.750%	5/01/28	N/R	1,080,000

10,000	Total Automobiles				2,775,000

	Building Products – 0.1% (0.1% of Total Investments)

250	Ply Gem Industries Inc.	11.750%	6/15/13	CCC+	255,625

	Construction Materials – 0.8% (0.6% of Total Investments)

1,500	Headwaters Inc., 144A	11.375%	11/01/14	B+	1,582,500

	Health Care Providers & Services – 0.9% (0.7% of Total Investments)

1,000	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.134%	9/15/15	CCC+	932,500
1,000	US Oncology Holdings Inc., Floating Rate Note, 5.000% plus six-month LIBOR	5.384%	3/15/12	CCC+	950,000

2,000	Total Health Care Providers & Services				1,882,500

	Internet Software & Services – 0.7% (0.5% of Total Investments)

1,500	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,331,250

	IT Services – 0.4% (0.3% of Total Investments)

1,000	First Data Corporation	11.250%	3/31/16	CCC+	840,000

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

1,600	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.749%	6/15/14	BB–	1,464,000

Nuveen Investments	17

NSL	Nuveen Senior Income Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Paper & Forest Products – 0.4% (0.3% of Total Investments)

$1,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	3.999%	8/01/14	B2	$825,000

	Road & Rail – 0.4% (0.3% of Total Investments)

1,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.749%	5/15/14	B–	835,000

	Semiconductors & Equipment – 1.2% (0.9% of Total Investments)

1,350	NXP BV, 144A	10.000%	7/15/13	B–	1,407,375
1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (12)	3.374%	6/01/13	D	1,000,000

2,350	Total Semiconductors & Equipment				2,407,375

	Software – 1.4% (1.0% of Total Investments)

2,950	Telcordia Technologies Inc., 144A	10.000%	3/15/13	CCC+	2,802,500

	Specialty Retail – 0.3% (0.2% of Total Investments)

1,000	Local Insight Regatta Holdings	11.000%	12/01/17	CCC–	655,000

	Textiles, Apparel & Luxury Goods – 1.0% (0.7% of Total Investments)

2,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	3.759%	12/15/14	B+	1,910,000

$28,550	Total Corporate Bonds (cost $17,479,111)				19,975,750

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 5.4% (3.9% of Total Investments)

$10,778	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/10, repurchase price $10,777,991, collateralized by $10,745,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $10,996,433	0.010%	2/01/10		$10,777,982

	Total Short-Term Investments (cost $10,777,982)				10,777,982

	Total Investments (cost $286,845,352) – 136.5%				274,975,583

	Borrowings – (36.7)% (14)				(73,950,000)

	Other Assets Less Liabilities – 0.2%				424,642

	Net Assets Applicable to Common Shares – 100%				$201,450,225

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	At or subsequent to January 31, 2010, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.
(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest.
(7)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at January 31, 2010.
(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2010.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.
(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(11)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(12)	This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records during the fiscal year ended July 31, 2009. On July 1, 2009, the Fund received its June 1, 2009 interest payment and subsequently received its September 1, 2009 interest payment as directed by the Bankruptcy Court’s Final Order. During this period, the Fund resumed accruing additional income on this issue. On September 2, 2009, the Fund ceased accruing additional income on this issue. On December 8, 2009, the Fund received its December 1, 2009 interest payment. As a result, the Fund’s Adviser concluded that the issuer was likely to meet its future interest payment obligations and resumed accruing interest on this issue.
(13)	For fair value measurement disclosure purposes, investment categorized as Level 2. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.
(14)	Borrowings as a percentage of Total Investments is 26.9%.
N/A	Not applicable/not available.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

See accompanying notes to financial statements.

18	Nuveen Investments

JFR	Nuveen Floating Rate Income Fund Portfolio of Investments
January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 120.1% (87.2% of Total Investments) (4)

	Aerospace & Defense – 0.9% (0.7% of Total Investments)

$168	Hawker Beechcraft, LLC, LC Facility, DD1	0.000%	3/26/14	CCC+	$127,374
499	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	472,316
2,825	Hawker Beechcraft, LLC, Term Loan, DD1	2.000%	3/26/14	CCC+	2,147,106
2,300	Transdigm, Inc., Term Loan B	2.249%	6/23/13	Ba2	2,251,125

5,792	Total Aerospace & Defense				4,997,921

	Airlines – 2.3% (1.7% of Total Investments)

2,504	ACTS Aero Technical Support & Services, Inc., Term Loan, (6)	6.501%	10/16/14	N/R	863,758
3,210	Delta Air Lines, Inc., Credit Linked Deposit	2.245%	4/30/12	Ba2	2,995,733
4,317	Delta Air Lines, Inc., Term Loan	3.501%	4/30/14	B	3,758,362
6,066	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	B+	4,937,334

16,097	Total Airlines				12,555,187

	Auto Components – 2.5% (1.8% of Total Investments)

9,463	Federal-Mogul Corporation, Tranche B, Term Loan	2.168%	12/29/14	Ba3	8,043,177
5,267	Federal-Mogul Corporation, Tranche C, Term Loan	2.168%	12/28/15	Ba3	4,477,154
1,000	Goodyear Tire & Rubber Company, Term Loan	2.340%	4/30/14	Ba1	934,167

15,730	Total Auto Components				13,454,498

	Automobiles – 1.8% (1.3% of Total Investments)

10,427	Ford Motor Company, Term Loan	3.259%	12/15/13	Ba3	9,777,430

	Building Products – 3.3% (2.4% of Total Investments)

1,642	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	D	1,490,308
5,000	Building Materials Corporation of America, Term Loan, Second Lien	6.063%	9/15/14	B2	4,912,500
7,746	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	BBB–	7,597,649
4,471	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	3,431,465

18,859	Total Building Products				17,431,922

	Chemicals – 4.6% (3.3% of Total Investments)

1,400	Celanese US Holdings LLC, Credit Linked Deposit	1.981%	4/02/14	BB+	1,352,750
547	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	523,910
5,978	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	B1	5,693,246
1,299	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	B1	1,236,735
3,616	Huntsman International LLC, Term Loan	1.996%	4/19/14	Ba2	3,465,768
3,690	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	B–	3,441,503
3,690	Ineos US Finance LLC, Tranche C2	10.001%	12/16/14	B–	3,441,503
24	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.731%	12/20/13	N/R	17,819
55	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.731%	12/20/13	N/R	40,335
70	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.981%	12/22/14	N/R	51,157
70	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.981%	12/20/14	N/R	51,157
70	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.981%	12/22/14	N/R	51,157
91	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.731%	12/20/13	N/R	66,367
173	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.731%	12/20/13	N/R	126,449
302	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	7.000%	12/22/14	N/R	220,224
302	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	7.000%	12/22/14	N/R	220,224
302	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	7.000%	12/22/14	N/R	220,224
730	Solutia, Inc., Term Loan	7.250%	2/28/14	Ba3	742,644
3,786	Univar, Inc., Term Loan	3.231%	10/10/14	B+	3,587,363

26,195	Total Chemicals				24,550,535

	Commercial Services & Supplies – 2.2% (1.6% of Total Investments)

3,117	Rental Services Corporation, Term Loan	3.760%	11/27/13	B–	2,949,753
360	ServiceMaster Company, Delayed Term Loan	2.740%	7/24/14	B+	334,117
3,619	ServiceMaster Company, Term Loan	2.744%	7/24/14	B+	3,355,088
2,000	Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	2,025,000
2,320	West Corporation, Term Loan B4	4.112%	6/30/16	BB–	2,301,079
957	Workflow Holdings Corporation, Term Loan	9.500%	11/30/11	Caa1	696,550

12,373	Total Commercial Services & Supplies				11,661,587

Nuveen Investments	19

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Communications Equipment – 2.8% (2.0% of Total Investments)

$1,719	Aspect Software, Inc., Term Loan B	3.250%	7/11/11	B1	$1,650,538
14,674	Avaya Inc., Term Loan	3.011%	10/26/14	B+	13,185,977

16,393	Total Communications Equipment				14,836,515

	Consumer Finance – 0.1% (0.1% of Total Investments)

1,046	Peach Holdings, Inc., Term Loan	4.510%	11/30/13	CCC–	679,844

	Containers & Packaging – 0.8% (0.6% of Total Investments)

486	Amscan Holdings, Inc., Term Loan	2.501%	5/27/13	B1	455,859
328	Graham Packaging Company LP, Term Loan B	2.500%	10/07/11	B+	326,517
3,287	Graham Packaging Company LP, Term Loan C	6.750%	4/05/14	B+	3,321,745

4,101	Total Containers & Packaging				4,104,121

	Diversified Consumer Services – 0.6% (0.5% of Total Investments)

3,828	Cengage Learning Acquisitions, Inc., Term Loan	2.750%	7/05/14	B+	3,409,391

	Diversified Financial Services – 1.3% (0.9% of Total Investments)

2,000	CIT Group, Inc., Tranche A1, Term Loan	10.000%	1/18/12	N/R	2,067,084
3,000	CIT Group, Inc., Tranche B1, Term Loan	13.000%	1/18/12	N/R	3,072,189
1,782	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,699,858

6,782	Total Diversified Financial Services				6,839,131

	Diversified Telecommunication Services – 4.2% (3.1% of Total Investments)

3,171	Intelsat, Tranche B2, Term Loan A	2.731%	1/03/14	BB–	3,033,038
3,170	Intelsat, Tranche B2, Term Loan B	2.731%	1/03/14	BB–	3,032,109
3,170	Intelsat, Tranche B2, Term Loan C	2.731%	1/03/14	BB–	3,032,109
3,822	Intelsat, Tranche B2, Term Loan	2.731%	7/01/13	BB–	3,681,899
6,800	Level 3 Financing, Inc., Term Loan	2.501%	3/13/14	B+	6,203,783
3,811	MetroPCS Wireless, Inc., Term Loan	2.540%	11/03/13	Ba2	3,690,716

23,944	Total Diversified Telecommunication Services				22,673,654

	Electric Utilities – 2.1% (1.5% of Total Investments)

5,733	Calpine Corporation, DIP Term Loan	3.135%	3/29/14	B+	5,431,695
2,222	Calpine Corporation, Delayed Draw, Term Loan, (7), (8)	0.100%	3/31/14	B+	(212,962)
3,370	TXU Corporation, Term Loan B2	3.731%	10/10/14	B+	2,768,148
3,910	TXU Corporation, Term Loan B3	3.731%	10/10/14	B+	3,192,624

15,235	Total Electric Utilities				11,179,505

	Electrical Equipment – 0.8% (0.6% of Total Investments)

4,796	Allison Transmission Holdings, Inc., Term Loan	3.000%	8/07/14	B	4,413,902

	Electronic Equipment & Instruments – 0.5% (0.4% of Total Investments)

2,955	Sensata Technologies B.V., Term Loan	1.999%	4/27/13	B	2,691,540

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

953	PGS Finance, Inc., Term Loan	2.010%	6/29/15	Ba2	910,433

	Food & Staples Retailing – 1.1% (0.8% of Total Investments)

2,000	Rite Aid Corporation, Tranche 4, Term Loan	9.500%	6/10/15	B+	2,097,500
4,491	U.S. Foodservice, Inc., Term Loan	2.730%	7/03/14	B2	3,977,958

6,491	Total Food & Staples Retailing				6,075,458

	Food Products – 1.5% (1.1% of Total Investments)

376	Dole Food Company, Inc., Deposit-Funded Commitment	0.171%	4/12/13	Ba2	379,900
653	Dole Food Company, Inc., Term Loan B	7.970%	4/12/13	Ba2	660,667
2,119	Dole Food Company, Inc., Term Loan C	8.000%	4/12/13	Ba2	2,143,553
5,000	Pinnacle Foods Finance LLC, Term Loan	2.750%	4/02/14	B	5,050,000

8,148	Total Food Products				8,234,120

	Health Care Equipment & Supplies – 0.2% (0.1% of Total Investments)

146	Fenwal, Inc., Delayed Term Loan	2.506%	2/28/14	B	127,276
850	Fenwal, Inc., Term Loan	2.506%	2/28/14	B	742,656

996	Total Health Care Equipment & Supplies				869,932

	Health Care Providers & Services – 10.9% (7.9% of Total Investments)

697	Community Health Systems, Inc., Delayed Term Loan	2.511%	7/25/14	BB	660,026
13,640	Community Health Systems, Inc., Term Loan	2.506%	7/25/14	BB	12,910,491
15,368	HCA, Inc., Term Loan	2.501%	11/18/13	BB	14,638,372

20	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Health Care Providers & Services (continued)

$6,140	Health Management Associates, Inc., Term Loan	2.001%	2/28/14	BB–	$5,843,849
804	HealthSouth Corporation, Tranche 1, Term Loan	2.510%	3/10/13	BB–	786,008
662	HealthSouth Corporation, Tranche 2, Term Loan	4.010%	3/15/14	BB–	656,983
1,770	IASIS Healthcare LLC, Delayed Term Loan	2.231%	3/14/14	Ba2	1,694,409
479	IASIS Healthcare LLC, Letter of Credit	2.229%	3/14/14	Ba2	458,723
1,099	IASIS Healthcare LLC, PIK Term Loan	5.499%	6/15/14	CCC+	1,033,099
5,116	IASIS Healthcare LLC, Term Loan	2.231%	3/14/14	Ba2	4,896,039
3,830	LifeCare, Term Loan B	4.500%	8/10/12	B2	3,265,075
2,000	Rehabcare Group, Inc., Term Loan B	6.000%	11/24/15	BB	2,009,000
1,323	Select Medical Corporation, Term Loan	2.267%	2/24/12	Ba2	1,283,181
8,443	Vanguard Health Holding Company II LLC, Replacement Term Loan, WI/DD	TBD	TBD	Ba3	8,451,391

61,371	Total Health Care Providers & Services				58,586,646

	Hotels, Restaurants & Leisure – 11.3% (8.2% of Total Investments)

5,213	24 Hour Fitness Worldwide, Inc., Term Loan B	2.760%	6/08/12	Ba3	4,939,111
116	Buffets, Inc., 1st Lien Exit Term Loan	18.000%	4/30/12	B1	117,940
66	Buffets, Inc., 2nd Lien Exit Letter of Credit	0.518%	4/28/15	N/R	58,954
342	Buffets, Inc., 2nd Lien Exit Term Loan	17.749%	5/01/13	N/R	304,357
952	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB–	943,207
3,695	Cedar Fair LP, Extended US Term Loan	4.231%	8/30/14	BB–	3,690,945
1,829	Cedar Fair LP, Term Loan	2.231%	8/30/12	BB–	1,824,627
2,113	Fontainebleau Las Vegas LLC, Term Loan, (5), (6)	4.000%	6/06/14	N/R	512,284
637	Isle of Capri Casinos, Inc., Delayed Term Loan A	1.981%	11/25/13	B+	633,073
724	Isle of Capri Casinos, Inc., Delayed Term Loan B	1.981%	11/25/13	B+	719,809
1,811	Isle of Capri Casinos, Inc., Delayed Term Loan	2.001%	11/25/13	B+	1,799,523
6,885	Orbitz Worldwide, Inc., Term Loan	3.067%	7/25/14	B+	6,581,721
262	OSI Restaurant Partners LLC, Revolver	0.626%	6/14/13	B+	236,559
2,226	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	2,009,243
3,000	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB–	3,044,625
1,476	Sagittarius Restaurants LLC, Term Loan	9.750%	3/29/13	B2	1,439,439
9,000	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	9,104,067
1,950	Travelport LLC, Delayed Term Loan	2.738%	8/23/13	Ba3	1,874,438
981	Travelport LLC, Letter of Credit	2.751%	8/23/13	Ba3	940,957
4,891	Travelport LLC, Term Loan	2.740%	8/23/13	Ba3	4,689,532
3,369	Venetian Casino Resort LLC, Delayed Term Loan	2.010%	5/23/14	B–	2,975,893
13,747	Venetian Casino Resort LLC, Term Loan	2.010%	5/23/14	B–	12,144,351

65,285	Total Hotels, Restaurants & Leisure				60,584,655

	Household Products – 2.2% (1.6% of Total Investments)

586	Spectrum Brands, Inc., Synthetic Letter of Credit, DD1	1.500%	6/30/12	B–	586,146
11,368	Spectrum Brands, Inc., Term Loan, DD1	7.997%	6/30/12	B–	11,368,290

11,954	Total Household Products				11,954,436

	Independent Power Producers & Energy Traders – 1.1% (0.8% of Total Investments)

2,268	NRG Energy, Inc., Credit Linked Deposit	2.001%	2/01/13	Baa3	2,199,866
3,855	NRG Energy, Inc., Term Loan	1.996%	2/01/13	Baa3	3,739,498

6,123	Total Independent Power Producers & Energy Traders				5,939,364

	Insurance – 1.8% (1.3% of Total Investments)

10,217	Conseco, Inc., Term Loan	7.500%	10/10/13	B–	9,744,672

	Internet Software & Services – 0.6% (0.5% of Total Investments)

766	Open Solutions, Inc., Term Loan B	2.375%	1/23/14	BB–	682,566
3,000	Sabre, Inc., Term Loan	2.490%	9/30/14	B1	2,689,167

3,766	Total Internet Software & Services				3,371,733

	IT Services – 4.6% (3.4% of Total Investments)

9,598	First Data Corporation, Term Loan B2	2.999%	9/24/14	B+	8,321,574
5,942	First Data Corporation, Term Loan B3, DD1	2.999%	9/24/14	B+	5,135,777
1,666	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	3.990%	7/28/12	B+	1,562,069
367	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	6.481%	3/02/14	CCC+	284,625
633	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.481%	3/02/14	CCC+	522,500
3,194	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	3.990%	7/28/12	B+	2,993,965
6,203	SunGard Data Systems, Inc., Term Loan B	1.981%	2/28/14	BB	6,012,377

27,603	Total IT Services				24,832,887

Nuveen Investments	21

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Leisure Equipment & Products – 2.3% (1.6% of Total Investments)

$13,840	Bombardier Recreational Products, Inc., Term Loan	3.276%	6/28/13	Caa1	$10,492,651
5,000	Wimar OpCo LLC, Term Loan, (5), (6)	2.250%	1/03/12	N/R	1,562,500

18,840	Total Leisure Equipment & Products				12,055,151

	Machinery – 0.5% (0.3% of Total Investments)

2,542	Oshkosh Truck Corporation, Term Loan	6.260%	12/06/13	BB–	2,557,340

	Media – 19.6% (14.2% of Total Investments)

27	American Media Operations, Inc., Term Loan	10.000%	1/30/13	B–	25,459
5,052	Cequel Communications LLC, Term Loan B	2.253%	11/05/13	BB–	4,823,212
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	BB+	2,731,875
16,997	Charter Communications Operating Holdings LLC, Term Loan	2.260%	3/06/14	BB+	15,855,462
2,012	Citadel Broadcasting Corporation, Term Loan, (5), (6), (10), DD1	1.750%	6/12/14	D	1,633,225
1,712	Gray Television, Inc., Term Loan B	3.750%	12/31/14	Caa1	1,577,197
3,242	Mediacom Broadband LLC, Tranche D, Term Loan	5.500%	3/31/17	BB–	3,258,895
17,393	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, DD1	18.250%	4/08/12	N/R	10,495,721
2,605	Nielsen Finance LLC, Term Loan A	2.231%	8/09/13	Ba3	2,498,173
7,523	Nielsen Finance LLC, Term Loan B	3.981%	5/02/16	Ba3	7,356,442
4,721	Philadelphia Newspapers, Term Loan, (5), (6)	5.500%	6/29/13	N/R	1,109,320
805	Reader’s Digest Association, Inc., DIP Term Loan	13.500%	3/01/14	B–	837,102
198	Reader’s Digest Association, Inc., Euro Term Loan	7.000%	3/03/14	N/R	117,986
551	Reader’s Digest Association, Inc., Revolving Credit Loan	4.250%	3/02/13	D	328,995
2,221	Reader’s Digest Association, Inc., U.S. Term Loan	2.000%	3/03/14	D	1,324,910
3,096	SFX Entertainment, Inc., Term Loan	3.497%	6/21/13	Ba3	2,987,720
5,421	Spanish Broadcasting System, Inc., Term Loan B	2.010%	6/10/12	CCC+	4,544,980
3,086	SuperMedia, Term Loan	8.000%	12/31/15	B2	2,919,938
19,682	Tribune Company, Term Loan B, (5), (6), DD1	3.000%	6/04/14	Ca	12,375,340
2,048	Tribune Company, Term Loan X, (5), (6)	2.750%	N/A	Ca	1,249,280
23,000	Univision Communications, Inc., Term Loan	2.501%	9/29/14	B2	20,090,497
3,000	UPC Broadband Holding BV, Term Loan N	2.180%	12/31/14	Ba3	2,886,876
5,092	Yell Group PLC, Term Loan	3.981%	7/31/14	N/R	3,994,682

132,484	Total Media				105,023,287

	Metals & Mining – 1.6% (1.2% of Total Investments)

788	Aleris International, Inc., DIP Term Loan, (5), (7)	6.215%	2/12/10	N/R	826,343
1,858	Amsted Industries, Inc., Delayed Term Loan	2.263%	4/05/13	BB	1,781,628
2,560	Amsted Industries, Inc., Term Loan	2.252%	4/05/13	BB	2,454,202
3,771	John Maneely Company, Term Loan	3.501%	12/08/13	B	3,621,429

8,977	Total Metals & Mining				8,683,602

	Multiline Retail – 0.5% (0.4% of Total Investments)

3,197	Neiman Marcus Group, Inc., Term Loan	2.255%	4/06/13	BB–	2,922,378

	Oil, Gas & Consumable Fuels – 3.1% (2.2% of Total Investments)

2,568	ATP Oil and Gas Corporation, Tranche B1, Term Loan	11.250%	1/15/14	N/R	2,578,776
362	ATP Oil and Gas Corporation, Tranche B2, Term Loan	12.250%	1/15/11	N/R	364,074
1,659	Big West Oil LLC, Delayed Term Loan	4.500%	5/15/14	B2	1,609,476
1,320	Big West Oil LLC, Term Loan	4.500%	5/15/14	B2	1,280,265
1,945	Brand Energy & Infrastructure Services, Inc., Term Loan B	2.563%	2/07/14	B1	1,830,731
412	Calumet Lubricants Company LP, Credit Linked Deposit	4.104%	1/03/15	B1	370,307
3,061	Calumet Lubricants Company LP, Term Loan	4.273%	1/03/15	B1	2,749,422
2,947	CCS Income Trust, Term Loan	3.231%	11/14/14	B	2,539,650
3,500	Venoco, Inc., Term Loan	4.250%	5/07/14	BB–	3,238,596

17,774	Total Oil, Gas & Consumable Fuels				16,561,297

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

1,955	Wilton Products, Term Loan	3.490%	11/16/14	B+	1,515,125

	Pharmaceuticals – 2.4% (1.7% of Total Investments)

2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan	6.731%	5/03/13	CCC+	1,065,000
915	Graceway Pharmaceuticals LLC, Term Loan	2.981%	5/03/12	BB–	762,750
1,305	Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	1,310,338
3,729	Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	3,744,661
1,864	Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	1,871,510
4,102	Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	4,117,322

13,915	Total Pharmaceuticals				12,871,581

22	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Professional Services – 0.2% (0.1% of Total Investments)

$1,000	Vertrue Inc., Term Loan, WI/DD	TBD	TBD	Ba3	$800,000

	Real Estate Investment Trust – 0.4% (0.3% of Total Investments)

1,838	Tishman Speyer Real Estate, Liquidation Facility	15.000%	N/A	N/R	1,842,094

	Real Estate Management & Development – 4.2% (3.1% of Total Investments)

7,990	Capital Automotive LP, Tranche C	2.740%	12/14/12	Ba3	7,364,856
12,625	LNR Property Corporation, Term Loan B	3.480%	7/12/11	CCC	10,131,927
5,850	Realogy Corporation, Delayed Term Loan	3.250%	10/10/13	Caa1	5,221,426

26,465	Total Real Estate Management & Development				22,718,209

	Road & Rail – 5.7% (4.1% of Total Investments)

2,479	Avis Budget Car Rental, LLC Term Loan	4.000%	4/19/12	Ba3	2,426,344
667	Hertz Corporation, Letter of Credit	2.003%	12/21/12	Ba1	651,034
3,625	Hertz Corporation, Term Loan	2.013%	12/21/12	Ba1	3,537,907
24,631	Swift Transportation Company, Inc., Term Loan	6.250%	5/10/14	B–	23,698,951

31,402	Total Road & Rail				30,314,236

	Semiconductors & Equipment – 0.5% (0.4% of Total Investments)

2,890	Freescale Semiconductor, Inc., Term Loan	1.981%	12/01/13	B2	2,601,172

	Software – 4.3% (3.2% of Total Investments)

6,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.751%	10/26/13	B	5,389,998
11,449	Dealer Computer Services, Inc., Term Loan	2.251%	10/26/12	BB	10,987,469
7,000	IPC Systems, Inc., Term Loan, Second Lien	5.501%	5/31/15	CCC	5,337,500
1,818	IPC Systems, Inc., Term Loan	2.493%	5/31/14	B1	1,595,328

26,267	Total Software				23,310,295

	Specialty Retail – 5.8% (4.2% of Total Investments)

7,090	Burlington Coat Factory Warehouse Corporation, Term Loan	2.510%	5/28/13	B–	6,632,631
2,980	Claire’s Stores, Inc., Term Loan B	3.001%	5/29/14	B–	2,456,954
5,000	Michaels Stores, Inc., Term Loan B1, DD1	2.562%	10/31/13	B	4,524,477
5,387	Michaels Stores, Inc., Term Loan B2	4.812%	7/31/16	B	5,146,031
2,000	Pilot Travel Centers LLC, Term Loan, WI/DD	TBD	TBD	BBB–	2,022,142
4,581	Sally Holdings LLC, Term Loan	2.480%	11/16/13	BB	4,492,798
5,985	Toys “R” Us–Delaware, Inc., Term Loan B	4.481%	7/19/12	BB–	5,988,815

33,023	Total Specialty Retail				31,263,848

	Trading Companies & Distributors – 0.4% (0.3% of Total Investments)

384	Brenntag Holdings GmbH & Co. KG, Acquisition Facility	2.007%	1/20/14	BB–	376,123
1,572	Brenntag Holdings GmbH & Co. KG, Facility B2	1.986%	1/20/14	BB–	1,540,457

1,956	Total Trading Companiess & Distributors				1,916,580

	Wireless Telecommunication Services – 2.0% (1.4% of Total Investments)

10,973	Asurion Corporation, Term Loan	3.237%	7/03/14	N/R	10,672,435

$722,958	Total Variable Rate Senior Loan Interests (cost $666,438,678)				643,989,649

Shares	Description (1)				Value
	Common Stocks – 2.3% (1.7% of Total Investments)

	Building Products – 2.2% (1.6% of Total Investments)

301,905	Masonite Worldwide Holdings, (9), (12)				$11,623,343

	Hotels, Restaurants & Leisure – 0.0% (0.0% of Total Investments)

13,895	Buffets Restaurant Holdings Inc., (9), (12)				106,818

	Media – 0.1% (0.1% of Total Investments)

14,308	SuperMedia Inc.				519,523

	Total Common Stocks (cost $17,019,093)				12,249,684

Nuveen Investments	23

JFR	Nuveen Floating Rate Income Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 9.1% (6.7% of Total Investments)

	Automobiles – 0.5% (0.4% of Total Investments)

$10,000	General Motors Corporation	8.250%	7/15/23	N/R	$2,825,000

	Diversified Telecommunication Services – 1.3% (0.9% of Total Investments)

2,000	Intelsat Limited	7.625%	4/15/12	CCC+	2,020,000
5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	3.499%	6/15/13	BBB–	4,912,500

7,000	Total Diversified Telecommunication Services				6,932,500

	Energy Equipment & Services – 0.9% (0.7% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	2.249%	10/01/10	BB+	4,998,485

	Food Products – 0.1% (0.1% of Total Investments)

623	Dole Foods Company	8.875%	3/15/11	B–	623,779

	Health Care Providers & Services – 0.5% (0.4% of Total Investments)

2,000	HCA Inc., 144A	8.500%	4/15/19	BB	2,125,000
500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.134%	9/15/15	CCC+	466,250

2,500	Total Health Care Providers & Services				2,591,250

	Hotels, Restaurants & Leisure – 1.3% (1.0% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	CCC+	7,317,375

	Internet Software & Services – 0.3% (0.2% of Total Investments)

1,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	1,553,125

	IT Services – 0.5% (0.4% of Total Investments)

1,000	First Data Corporation	10.550%	9/24/15	B–	855,000
2,500	First Data Corporation	11.250%	3/31/16	CCC+	2,100,000

3,500	Total IT Services				2,955,000

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

4,000	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.749%	6/15/14	BB–	3,660,000

	Paper & Forest Products – 0.3% (0.2% of Total Investments)

2,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR	3.999%	8/01/14	B–	1,650,000

	Road & Rail – 0.3% (0.2% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.749%	5/15/14	B–	1,670,000

	Semiconductors & Equipment – 1.6% (1.2% of Total Investments)

4,320	NXP BV, 144A	10.000%	7/15/13	B–	4,503,600
4,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (11)	3.374%	6/01/13	D	4,000,000

8,320	Total Semiconductors & Equipment				8,503,600

	Software – 0.2% (0.1% of Total Investments)

1,000	Telcordia Technologies Inc., Floating Rate Note, 3.750% plus three-month LIBOR, 144A	3.999%	7/15/12	B	955,000

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	3.759%	12/15/14	B+	955,000

	Wireless Telecommunication Services – 0.4% (0.3% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB	1,960,000

$58,593	Total Corporate Bonds (cost $47,133,514)				49,150,114

Shares	Description (1)				Value
	Investment Companies – 2.2% (1.6% of Total Investments)

353,668	Eaton Vance Floating-Rate Income Trust Fund				$5,358,070
963,820	Eaton Vance Senior Income Trust				6,303,383

	Total Investment Companies (cost $11,947,776)				11,661,453

24	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 3.9% (2.8% of Total Investments)

$20,850	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/10, repurchase price $20,849,831, collateralized by $20,785,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $21,271,369	0.010%	2/01/10	$20,849,814

	Total Short-Term Investments (cost $20,849,814)			20,849,814

	Total Investments (cost $763,388,875) – 137.6%			737,900,714

	Borrowings – (36.9)% (13)			(197,740,000)

	Other Assets Less Liabilities – (0.7)%			(4,076,624)

	Net Assets Applicable to Common Shares – 100%			$536,084,090

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	At or subsequent to January 31, 2010, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.
(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest.
(7)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at January 31, 2010.
(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2010.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(11)	This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records during the fiscal year ended July 31, 2009. On July 1, 2009, the Fund received its June 1, 2009 interest payment and subsequently received its September 1, 2009 interest payment as directed by the Bankruptcy Court’s Final Order. During this period, the Fund resumed accruing additional income on this issue. On September 2, 2009, the Fund ceased accruing additional income on this issue. On December 8, 2009, the Fund received its December 1, 2009 interest payment. As a result, the Fund’s Adviser concluded that the issuer was likely to meet its future interest payment obligations and resumed accruing interest on this issue.
(12)	For fair value measurement disclosure purposes, investment categorized as Level 2. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.
(13)	Borrowings as a percentage of Total Investments is 26.8%.
N/A	Not applicable.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
See accompanying notes to financial statements.

Nuveen Investments	25

JRO	Nuveen Floating Rate Income Opportunity Fund Portfolio of Investments
January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 119.2% (87.1% of Total Investments) (4)

	Aerospace & Defense – 1.3% (1.0% of Total Investments)

$574	DAE Aviation Holdings, Inc., Term Loan B1	4.000%	7/31/14	B	$541,915
561	DAE Aviation Holdings, Inc., Term Loan B2	4.000%	7/31/14	B	528,807
112	Hawker Beechcraft, LLC, LC Facility, WI/DD	TBD	TBD	CCC+	84,916
499	Hawker Beechcraft, LLC, Term Loan B	10.500%	3/26/14	CCC+	472,316
1,883	Hawker Beechcraft, LLC, Term Loan, WI/DD	TBD	TBD	CCC+	1,431,404
1,150	Transdigm, Inc., Term Loan B	2.249%	6/23/13	Ba2	1,125,563

4,779	Total Aerospace & Defense				4,184,921

	Airlines – 2.7% (2.0% of Total Investments)

2,250	Delta Air Lines, Inc., Credit Linked Deposit	2.245%	4/30/12	Ba2	2,099,813
3,356	Delta Air Lines, Inc., Term Loan	3.501%	4/30/14	B	2,922,193
4,532	United Air Lines, Inc., Term Loan B	2.250%	2/01/14	B+	3,688,812

10,138	Total Airlines				8,710,818

	Auto Components – 3.0% (2.2% of Total Investments)

7,473	Federal-Mogul Corporation, Tranche B, Term Loan	2.168%	12/29/14	Ba3	6,351,840
3,813	Federal-Mogul Corporation, Tranche C, Term Loan	2.168%	12/28/15	Ba3	3,241,456

11,286	Total Auto Components				9,593,296

	Automobiles – 2.8% (2.0% of Total Investments)

9,431	Ford Motor Company, Term Loan	3.259%	12/15/13	Ba3	8,843,352

	Building Products – 4.0% (2.9% of Total Investments)

1,642	Atrium Companies, Inc., Term Loan	11.750%	5/31/12	D	1,490,308
3,000	Building Materials Corporation of America, Term Loan, Second Lien	6.063%	9/15/14	B2	2,947,500
5,825	Building Materials Corporation of America, Term Loan	3.000%	2/22/14	BBB–	5,713,126
3,478	TFS Acquisition, Term Loan	10.000%	8/11/13	CCC+	2,669,537

13,945	Total Building Products				12,820,471

	Chemicals – 3.4% (2.5% of Total Investments)

800	Celanese US Holdings LLC, Credit Linked Deposit	1.981%	4/02/14	BB+	773,000
523	Hercules Offshore, Inc., Term Loan	6.000%	7/11/13	B	500,434
2,949	Hexion Specialty Chemicals, Inc., Term Loan C1	2.563%	5/05/13	B1	2,808,305
641	Hexion Specialty Chemicals, Inc., Term Loan C2	2.563%	5/05/13	B1	610,044
2,992	Huntsman International LLC, Term Loan	1.996%	4/19/14	Ba2	2,867,557
1,469	Ineos US Finance LLC, Tranche B2	7.501%	12/16/13	B–	1,370,571
1,469	Ineos US Finance LLC, Tranche C2	10.001%	12/16/14	B–	1,370,571
12	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (5)	3.731%	12/20/13	N/R	8,910
27	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (5)	3.731%	12/20/13	N/R	20,167
35	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (5)	3.981%	12/22/14	N/R	25,579
35	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (5)	3.981%	12/20/14	N/R	25,579
35	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (5)	3.981%	12/22/14	N/R	25,579
45	LyondellBasell Finance Company, Revolving Line of Credit, (5)	3.731%	12/20/13	N/R	33,184
87	LyondellBasell Finance Company, US Tranche A, Term Loan, (5)	3.731%	12/20/13	N/R	63,224
151	LyondellBasell Finance Company, US Tranche B1, Term Loan, (5)	7.000%	12/22/14	N/R	110,112
151	LyondellBasell Finance Company, US Tranche B2, Term Loan, (5)	7.000%	12/22/14	N/R	110,112
151	LyondellBasell Finance Company, US Tranche B3, Term Loan, (5)	7.000%	12/22/14	N/R	110,112

11,572	Total Chemicals				10,833,040

	Commercial Services & Supplies – 2.0% (1.5% of Total Investments)

1,562	Rental Services Corporation, Term Loan	3.760%	11/27/13	B–	1,477,713
180	ServiceMaster Company, Delayed Term Loan	2.740%	7/24/14	B+	167,058
1,810	ServiceMaster Company, Term Loan	2.744%	7/24/14	B+	1,677,544
2,000	Universal City Development Partners, Ltd., Term Loan	6.500%	11/06/14	Ba2	2,025,000
517	West Corporation, Term Loan B4	4.112%	6/30/16	BB–	512,906
718	Workflow Holdings Corporation, Term Loan	9.500%	11/30/11	Caa1	522,412

6,787	Total Commercial Services & Supplies				6,382,633

	Communications Equipment – 3.4% (2.5% of Total Investments)

1,719	Aspect Software, Inc., Term Loan B	3.250%	7/11/11	B1	1,650,538
10,446	Avaya Inc., Term Loan	3.011%	10/26/14	B+	9,386,709

12,165	Total Communications Equipment				11,037,247

26	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Containers & Packaging – 0.1% (0.1% of Total Investments)

$486	Amscan Holdings, Inc., Term Loan	2.501%	5/27/13	B1	$455,859

	Diversified Consumer Services – 0.8% (0.6% of Total Investments)

911	Cengage Learning Acquisitions, Inc., Term Loan	2.750%	7/05/14	B+	811,047
255	Laureate Education, Inc., Delayed Term Loan	3.499%	8/17/14	B1	236,944
1,703	Laureate Education, Inc., Term Loan B	3.499%	8/17/14	B1	1,583,077

2,869	Total Diversified Consumer Services				2,631,068

	Diversified Financial Services – 1.5% (1.1% of Total Investments)

1,000	CIT Group, Inc., Tranche A1, Term Loan	10.000%	1/18/12	N/R	1,033,542
2,000	CIT Group, Inc., Tranche B1, Term Loan	13.000%	1/18/12	N/R	2,048,126
1,782	Fox Acquisition Sub LLC, Term Loan B	7.500%	7/14/15	B	1,699,858

4,782	Total Diversified Financial Services				4,781,526

	Diversified Telecommunication Services – 3.5% (2.6% of Total Investments)

578	Intelsat, Tranche B2, Term Loan A	2.731%	1/03/14	BB–	552,414
577	Intelsat, Tranche B2, Term Loan B	2.731%	1/03/14	BB–	552,245
577	Intelsat, Tranche B2, Term Loan C	2.731%	1/03/14	BB–	552,245
1,911	Intelsat, Tranche B2, Term Loan	2.731%	7/01/13	BB–	1,840,949
2,000	Intelsat, Unsecured Term Loan	2.733%	2/01/14	B+	1,750,000
4,533	Level 3 Financing, Inc., Term Loan	2.501%	3/13/14	B+	4,135,855
1,896	MetroPCS Wireless, Inc., Term Loan	2.540%	11/03/13	Ba2	1,835,845

12,072	Total Diversified Telecommunication Services				11,219,553

	Electric Utilities – 1.8% (1.3% of Total Investments)

2,361	Calpine Corporation, DIP Term Loan	3.135%	3/29/14	B+	2,236,653
1,111	Calpine Corporation, Delayed Draw, Term Loan, (7), (8)	0.100%	3/31/14	B+	(106,481)
2,425	TXU Corporation, Term Loan B2	3.731%	10/10/14	B+	1,992,029
1,955	TXU Corporation, Term Loan B3	3.731%	10/10/14	B+	1,596,312

7,852	Total Electric Utilities				5,718,513

	Electrical Equipment – 0.3% (0.2% of Total Investments)

894	Allison Transmission Holdings, Inc., Term Loan	3.000%	8/07/14	B	822,309

	Electronic Equipment & Instruments – 0.5% (0.4% of Total Investments)

1,930	Sensata Technologies B.V., Term Loan	1.999%	4/27/13	B	1,758,110

	Food & Staples Retailing – 1.1% (0.8% of Total Investments)

3,992	U.S. Foodservice, Inc., Term Loan	2.730%	7/03/14	B2	3,536,216

	Food Products – 1.4% (1.0% of Total Investments)

168	Dole Food Company, Inc., Deposit-Funded Commitment	0.171%	4/12/13	Ba2	170,333
293	Dole Food Company, Inc., Term Loan B	7.970%	4/12/13	Ba2	296,219
950	Dole Food Company, Inc., Term Loan C	8.000%	4/12/13	Ba2	961,090
3,000	Pinnacle Foods Finance LLC, Tranche C, Term Loan	7.500%	4/02/14	B	3,030,000

4,411	Total Food Products				4,457,642

	Health Care Equipment & Supplies – 0.8% (0.6% of Total Investments)

1,385	Symbion, Inc., Term Loan A	3.481%	8/23/13	Ba3	1,260,578
1,400	Symbion, Inc., Term Loan B	3.481%	8/25/14	Ba3	1,274,228

2,785	Total Health Care Equipment & Supplies				2,534,806

	Health Care Providers & Services – 9.0% (6.6% of Total Investments)

255	Community Health Systems, Inc., Delayed Term Loan	2.511%	7/25/14	BB	241,197
4,986	Community Health Systems, Inc., Term Loan	2.506%	7/25/14	BB	4,718,998
9,175	HCA, Inc., Term Loan	2.501%	11/18/13	BB	8,738,787
2,573	Health Management Associates, Inc., Term Loan	2.001%	2/28/14	BB–	2,448,615
1,256	IASIS Healthcare LLC, Delayed Term Loan	2.231%	3/14/14	Ba2	1,202,482
340	IASIS Healthcare LLC, Letter of Credit	2.229%	3/14/14	Ba2	325,545
2,125	IASIS Healthcare LLC, PIK Term Loan	5.499%	6/15/14	CCC+	1,997,322
3,630	IASIS Healthcare LLC, Term Loan	2.231%	3/14/14	Ba2	3,474,605
1,424	Select Medical Corporation, Term Loan	2.267%	2/24/12	Ba2	1,381,529
4,399	Vanguard Health Holding Company II LLC, Replacement Term Loan, WI/DD	TBD	TBD	Ba3	4,402,966

30,163	Total Health Care Providers & Services				28,932,046

	Hotels, Restaurants & Leisure – 13.4% (9.8% of Total Investments)

2,858	24 Hour Fitness Worldwide, Inc., Term Loan B	2.760%	6/08/12	Ba3	2,707,557
98	CBRL Group, Inc., Term Loan B2	1.790%	4/26/13	BB–	94,706

Nuveen Investments	27

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Hotels, Restaurants & Leisure (continued)

$1,532	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	BB–	$1,516,920
2,217	Cedar Fair LP, Extended US Term Loan	4.231%	8/30/14	BB–	2,214,568
904	Cedar Fair LP, Term Loan	2.231%	8/30/12	BB–	901,492
282	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5), (6)	4.000%	6/06/14	N/R	68,305
1,408	Fontainebleau Las Vegas LLC, Term Loan, (5), (6)	4.000%	6/06/14	N/R	341,523
467	Isle of Capri Casinos, Inc., Delayed Term Loan A	1.981%	11/25/13	B+	464,396
531	Isle of Capri Casinos, Inc., Delayed Term Loan B	1.981%	11/25/13	B+	528,031
1,328	Isle of Capri Casinos, Inc., Delayed Term Loan	2.001%	11/25/13	B+	1,320,076
4,917	Orbitz Worldwide, Inc., Term Loan	3.067%	7/25/14	B+	4,700,912
151	OSI Restaurant Partners LLC, Revolver	0.626%	6/14/13	B+	135,934
1,342	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,211,514
3,000	Reynolds Group Holdings, Inc., US Term Loan	6.250%	11/05/15	BB–	3,044,625
3,988	Shingle Springs Tribal Gaming Authority, Term Loan	10.500%	12/17/13	N/R	3,463,525
5,000	SW Acquisitions Co., Inc., Term Loan	5.750%	6/01/16	BB+	5,057,815
1,950	Travelport LLC, Delayed Term Loan	2.738%	8/23/13	Ba3	1,874,438
714	Travelport LLC, Letter of Credit	2.751%	8/23/13	Ba3	684,333
3,557	Travelport LLC, Term Loan	2.740%	8/23/13	Ba3	3,410,569
2,054	Venetian Casino Resort LLC, Delayed Term Loan	2.010%	5/23/14	B–	1,814,431
8,215	Venetian Casino Resort LLC, Term Loan	2.010%	5/23/14	B–	7,257,349

46,513	Total Hotels, Restaurants & Leisure				42,813,019

	Household Products – 2.6% (1.9% of Total Investments)

403	Spectrum Brands, Inc., Synthetic Letter of Credit, DD1	1.500%	6/30/12	B–	403,244
7,821	Spectrum Brands, Inc., Term Loan, DD1	7.997%	6/30/12	B–	7,821,033

8,224	Total Household Products				8,224,277

	Insurance – 1.1% (0.8% of Total Investments)

650	Affirmative Insurance Holdings, Inc., Term Loan	9.250%	1/31/14	N/R	438,819
3,288	Conseco, Inc., Term Loan	7.500%	10/10/13	B–	3,136,117

3,938	Total Insurance				3,574,936

	Internet Software & Services – 1.3% (0.9% of Total Investments)

766	Open Solutions, Inc., Term Loan B	2.375%	1/23/14	BB–	682,566
3,887	Sabre, Inc., Term Loan	2.490%	9/30/14	B1	3,484,471

4,653	Total Internet Software & Services				4,167,037

	IT Services – 3.6% (2.6% of Total Investments)

913	Attachmate Corporation, Term Loan	2.501%	4/13/13	BB–	844,964
5,167	First Data Corporation, Term Loan B2	2.999%	9/24/14	B+	4,479,943
995	First Data Corporation, Term Loan B3	2.999%	9/24/14	B+	859,907
332	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	3.990%	7/28/12	B+	310,982
733	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	6.481%	3/02/14	CCC+	569,250
1,267	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, Second Lien	6.481%	3/02/14	CCC+	1,045,000
1,021	Infor Global Solutions Intermediate Holdings, Ltd., PIK Term Loan	8.240%	9/02/14	N/R	679,547
636	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	3.990%	7/28/12	B+	596,049
2,077	SunGard Data Systems, Inc., Term Loan B	1.981%	2/28/14	BB	2,012,845

13,141	Total IT Services				11,398,487

	Leisure Equipment & Products – 2.1% (1.5% of Total Investments)

7,612	Bombardier Recreational Products, Inc., Term Loan	3.276%	6/28/13	Caa1	5,771,116
3,000	Wimar OpCo LLC, Term Loan, (5), (6)	2.250%	1/03/12	N/R	937,500

10,612	Total Leisure Equipment & Products				6,708,616

	Machinery – 0.7% (0.6% of Total Investments)

1,271	Oshkosh Truck Corporation, Term Loan	6.260%	12/06/13	BB–	1,278,670
274	Rexnord Corporation, Incremental Term Loan	2.500%	7/19/13	BB–	254,665
934	Rexnord Corporation, Term Loan	2.791%	7/19/13	BB–	884,201

2,479	Total Machinery				2,417,536

	Media – 19.5% (14.2% of Total Investments)

2,490	Cequel Communications LLC, Term Loan B	2.253%	11/05/13	BB–	2,377,560
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	6.750%	3/06/14	BB+	2,731,875
9,128	Charter Communications Operating Holdings LLC, Term Loan	2.260%	3/06/14	BB+	8,514,697
2,012	Citadel Broadcasting Corporation, Term Loan, (5), (6), (10), DD1	1.750%	6/12/14	D	1,633,366
849	Cumulus Media, Inc., Term Loan	4.231%	6/11/14	B–	760,023
995	Gray Television, Inc., Term Loan B	3.750%	12/31/14	Caa1	916,574
2,928	HIT Entertainment, Inc., Term Loan B	2.528%	3/20/12	B1	2,573,099

28	Nuveen Investments

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Media (continued)

$2,000	HIT Entertainment, Inc., Term Loan	5.780%	2/26/13	Caa2	$1,165,000
6,804	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, DD1	18.250%	4/08/12	N/R	4,106,064
5,857	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	18.250%	4/08/12	N/R	3,534,366
1,439	Nielsen Finance LLC, Term Loan A	2.231%	8/09/13	Ba3	1,380,371
3,057	Nielsen Finance LLC, Term Loan B	3.981%	5/02/16	Ba3	2,989,598
3,667	Philadelphia Newspapers, Term Loan A, (5), (6)	0.000%	6/29/12	N/R	4,034
544	Reader’s Digest Association, Inc., DIP Term Loan	13.500%	3/01/14	B–	565,608
134	Reader’s Digest Association, Inc., Euro Term Loan	7.000%	3/03/14	N/R	79,720
373	Reader’s Digest Association, Inc., Revolving Credit Loan	4.250%	3/02/13	D	222,294
1,500	Reader’s Digest Association, Inc., U.S. Term Loan	2.000%	3/03/14	D	895,208
3,102	SFX Entertainment, Inc., Term Loan	3.497%	6/21/13	Ba3	2,993,738
2,987	Spanish Broadcasting System, Inc., Term Loan B	2.010%	6/10/12	CCC+	2,504,060
1,929	SuperMedia, Term Loan	8.000%	12/31/15	B2	1,824,961
11,807	Tribune Company, Term Loan B, (5), (6), DD1	3.000%	6/04/14	Ca	7,423,934
1,365	Tribune Company, Term Loan X, (5), (6)	2.750%	N/A	Ca	832,853
11,000	Univision Communications, Inc., Term Loan	2.501%	9/29/14	B2	9,608,499
3,402	Yell Group PLC, Term Loan	3.981%	7/31/14	N/R	2,668,647

82,369	Total Media				62,306,149

	Metals & Mining – 1.3% (0.9% of Total Investments)

600	Aleris International, Inc., DIP Term Loan, (5), (7)	6.215%	2/12/10	N/R	629,195
1,157	Amsted Industries, Inc., Delayed Term Loan	2.263%	4/05/13	BB	1,108,866
1,593	Amsted Industries, Inc., Term Loan	2.252%	4/05/13	BB	1,527,469
786	John Maneely Company, Term Loan	3.501%	12/08/13	B	754,917

4,136	Total Metals & Mining				4,020,447

	Multiline Retail – 0.3% (0.2% of Total Investments)

984	Neiman Marcus Group, Inc., Term Loan	2.255%	4/06/13	BB–	899,193

	Oil, Gas & Consumable Fuels – 3.9% (2.8% of Total Investments)

1,712	ATP Oil and Gas Corporation, Tranche B1, Term Loan	11.250%	1/15/14	N/R	1,719,184
242	ATP Oil and Gas Corporation, Tranche B2, Term Loan	12.250%	1/15/11	N/R	242,716
415	Big West Oil LLC, Delayed Term Loan	4.500%	5/15/14	B2	402,369
330	Big West Oil LLC, Term Loan	4.500%	5/15/14	B2	320,066
575	Calumet Lubricants Company LP, Credit Linked Deposit	4.104%	1/03/15	B1	516,283
4,267	Calumet Lubricants Company LP, Term Loan	4.273%	1/03/15	B1	3,833,250
2,955	CCS Income Trust, Term Loan	3.231%	11/14/14	B	2,546,031
3,000	Venoco, Inc., Term Loan	4.250%	5/07/14	BB–	2,775,939

13,496	Total Oil, Gas & Consumable Fuels				12,355,838

	Paper & Forest Products – 0.9% (0.7% of Total Investments)

3,910	Wilton Products, Term Loan	3.490%	11/16/14	B+	3,030,250

	Pharmaceuticals – 2.4% (1.8% of Total Investments)

1,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan	6.731%	5/03/13	CCC+	532,500
1,373	Graceway Pharmaceuticals LLC, Term Loan	2.981%	5/03/12	BB–	1,144,124
712	Warner Chilcott Corporation, Add on Term Loan	5.750%	4/30/15	BB+	714,729
2,034	Warner Chilcott Corporation, Term Loan A	5.500%	10/30/14	BB+	2,042,542
1,017	Warner Chilcott Corporation, Term Loan B1	5.750%	4/30/15	BB+	1,020,824
2,237	Warner Chilcott Corporation, Term Loan B2	5.750%	4/30/15	BB+	2,245,812

8,373	Total Pharmaceuticals				7,700,531

	Real Estate Investment Trust – 0.6% (0.4% of Total Investments)

1,838	Tishman Speyer Real Estate, Liquidation Facility	15.000%	N/A	N/R	1,842,094

	Real Estate Management & Development – 4.9% (3.6% of Total Investments)

5,353	Capital Automotive LP, Tranche C	2.740%	12/14/12	Ba3	4,934,560
7,891	LNR Property Corporation, Term Loan B	3.480%	7/12/11	CCC	6,332,455
4,875	Realogy Corporation, Delayed Term Loan	3.250%	10/10/13	Caa1	4,351,188

18,119	Total Real Estate Management & Development				15,618,203

	Road & Rail – 5.6% (4.1% of Total Investments)

1,983	Avis Budget Car Rental, LLC Term Loan	4.000%	4/19/12	Ba3	1,941,075
290	Hertz Corporation, Letter of Credit	2.003%	12/21/12	Ba1	282,751
1,574	Hertz Corporation, Term Loan	2.013%	12/21/12	Ba1	1,536,553
14,848	Swift Transportation Company, Inc., Term Loan	6.250%	5/10/14	B–	14,285,642

18,695	Total Road & Rail				18,046,021

Nuveen Investments	29

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Semiconductors & Equipment – 0.4% (0.3% of Total Investments)

$1,494	Freescale Semiconductor, Inc., Term Loan	1.981%	12/01/13	B2	$1,344,824

	Software – 4.4% (3.2% of Total Investments)

4,000	Dealer Computer Services, Inc., Term Loan, Second Lien	5.751%	10/26/13	B	3,593,332
7,802	Dealer Computer Services, Inc., Term Loan	2.251%	10/26/12	BB	7,487,349
3,370	IPC Systems, Inc., Term Loan	2.493%	5/31/14	B1	2,957,554

15,172	Total Software				14,038,235

	Specialty Retail – 5.3% (3.8% of Total Investments)

4,930	Burlington Coat Factory Warehouse Corporation, Term Loan	2.510%	5/28/13	B–	4,611,979
2,977	Claire’s Stores, Inc., Term Loan B	3.001%	5/29/14	B–	2,454,865
3,352	Michaels Stores, Inc., Term Loan B1	2.562%	10/31/13	B	3,033,196
1,827	Michaels Stores, Inc., Term Loan B2	4.812%	7/31/16	B	1,744,967
4,985	Toys “R” Us–Delaware, Inc., Term Loan B	4.481%	7/19/12	BB–	4,988,190

18,071	Total Specialty Retail				16,833,197

	Wireless Telecommunication Services – 1.5% (1.1% of Total Investments)

4,988	Asurion Corporation, Term Loan	3.237%	7/03/14	N/R	4,851,107

$433,544	Total Variable Rate Senior Loan Interests (cost $396,941,030)				381,443,423

Shares	Description (1)				Value
	Common Stocks – 1.6% (1.2% of Total Investments)

	Building Products – 1.5% (1.1% of Total Investments)

124,402	Masonite Worldwide Holdings, (9), (12)				$4,789,477

	Media – 0.1% (0.1% of Total Investments)

8,942	SuperMedia Inc.				324,684

	Total Common Stocks (cost $7,119,461)				5,114,161

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 1.6% (1.2% of Total Investments)

	Food & Staples Retailing – 0.8% (0.6% of Total Investments)

$2,747	Great Atlantic & Pacific Tea Company Inc.	5.125%	6/15/11	CCC	$2,568,445

	Real Estate Investment Trust – 0.4% (0.3% of Total Investments)

1,500	MPT Operating Partnership Limited Partnership, 144A	6.125%	11/15/11	N/A	1,453,125

	Semiconductors & Equipment – 0.4% (0.3% of Total Investments)

1,171	Advanced Micro Devices, Inc.	5.750%	8/15/12	B–	1,156,363

$5,418	Total Convertible Bonds (cost $3,801,069)				5,177,933

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 11.7% (8.5% of Total Investments)

	Auto Components – 0.2% (0.1% of Total Investments)

$600	Exide Technologies	10.500%	3/15/13	B–	$615,000

	Automobiles – 0.9% (0.6% of Total Investments)

10,000	General Motors Corporation	8.250%	7/15/23	N/R	2,825,000

	Building Products – 0.1% (0.1% of Total Investments)

250	Ply Gem Industries Inc.	11.750%	6/15/13	CCC+	255,625

	Construction Materials – 0.5% (0.4% of Total Investments)

1,500	Headwaters Inc., 144A	11.375%	11/01/14	B+	1,582,500

	Diversified Telecommunication Services – 0.6% (0.5% of Total Investments)

2,000	Intelsat Limited	7.625%	4/15/12	CCC+	2,020,000

30	Nuveen Investments

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Health Care Equipment & Supplies – 0.6% (0.5% of Total Investments)

$1,500	Reable Therapeutics Financing Corporation	11.750%	11/15/14	CCC+	$1,571,250
500	Select Medical Corporation	7.625%	2/01/15	B–	492,500

2,000	Total Health Care Equipment & Supplies				2,063,750

	Health Care Providers & Services – 1.2% (0.9% of Total Investments)

1,000	LifeCare Holdings Inc.	9.250%	8/15/13	CCC–	570,000
2,500	Select Medical Corporation, Floating Rate Note, 5.750% plus six-month LIBOR	6.134%	9/15/15	CCC+	2,331,250
1,000	US Oncology Holdings Inc., Floating Rate Note, 5.000% plus six-month LIBOR	5.384%	3/15/12	CCC+	950,000

4,500	Total Health Care Providers & Services				3,851,250

	Hotels, Restaurants & Leisure – 1.1% (0.8% of Total Investments)

4,000	Quapaw Tribe of Oklahoma Downstream Development Authority, 144A	12.000%	10/15/15	B–	3,460,000

	Internet Software & Services – 0.8% (0.6% of Total Investments)

2,750	Open Solutions Inc., 144A	9.750%	2/01/15	CCC+	2,440,625

	IT Services – 0.9% (0.7% of Total Investments)

1,000	First Data Corporation	10.550%	9/24/15	B–	855,000
2,500	First Data Corporation	11.250%	3/31/16	CCC+	2,100,000

3,500	Total IT Services				2,955,000

	Oil, Gas & Consumable Fuels – 0.7% (0.5% of Total Investments)

2,400	Western Refining Inc., Floating Rate Note, 7.500% plus three-month LIBOR, 144A	7.749%	6/15/14	BB–	2,196,000

	Road & Rail – 0.5% (0.4% of Total Investments)

2,000	Avis Budget Car Rental, Floating Rate Note, 2.500% plus three-month LIBOR	2.749%	5/15/14	B–	1,670,000

	Semiconductors & Equipment – 1.3% (0.9% of Total Investments)

2,970	NXP BV, 144A	10.000%	7/15/13	B–	3,096,225
1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A, (11)	3.374%	6/01/13	D	1,000,000

3,970	Total Semiconductors & Equipment				4,096,225

	Software – 1.2% (0.8% of Total Investments)

2,950	Telcordia Technologies Inc., 144A	10.000%	3/15/13	CCC+	2,802,500
1,000	Telcordia Technologies Inc., Floating Rate Note, 3.750% plus three-month LIBOR, 144A	3.999%	7/15/12	B	955,000

3,950	Total Software				3,757,500

	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)

2,000	Penhall International Corporation, 144A	12.000%	8/01/14	CCC	1,505,000

	Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)

2,000	Sprint Nextel Corporation	8.375%	8/15/17	BB	1,960,000

$47,420	Total Corporate Bonds (cost $34,187,963)				37,253,475

Nuveen Investments	31

JRO	Nuveen Floating Rate Income Opportunity Fund (continued) Portfolio of Investments January 31, 2010 (Unaudited)

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 2.7% (2.0% of Total Investments)

$8,719	Repurchase Agreement with Fixed Income Clearing Corporation, dated 1/29/10, repurchase price $8,718,992, collateralized by $8,695,000 U.S. Treasury Notes, 3.750%, due 11/15/18, value $8,898,463	0.010%	2/01/10	$8,718,985

	Total Short-Term Investments (cost $8,718,985)			8,718,985

	Total Investments (cost $450,768,508) – 136.8%			437,707,977

	Borrowings – (36.7)% (13)			(117,270,000)

	Other Assets Less Liabilities – (0.1)%			(531,776)

	Net Assets Applicable to Common Shares – 100%			$319,906,201

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	At or subsequent to January 31, 2010, this issue was under the protection of the Federal Bankruptcy Court or has filed for bankruptcy.
(6)	Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest.
(7)	Investment, or portion of investment, represents an unfunded Senior Loan commitment outstanding at January 31, 2010.
(8)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at January 31, 2010.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(11)	This issue is under protection of the Federal Bankruptcy Court (the “Bankruptcy Court”). As a result, the Fund’s Adviser concluded that the issuer was not likely to meet its future interest payment obligations and directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records during the fiscal year ended July 31, 2009. On July 1, 2009, the Fund received its June 1, 2009 interest payment and subsequently received its September 1, 2009 interest payment as directed by the Bankruptcy Court’s Final Order. During this period, the Fund resumed accruing additional income on this issue. On September 2, 2009, the Fund ceased accruing additional income on this issue. On December 8, 2009, the Fund received its December 1, 2009 interest payment. As a result, the Fund’s Adviser concluded that the issuer was likely to meet its future interest payment obligations and resumed accruing interest on this issue.
(12)	For fair value measurement disclosure purposes, investment categorized as Level 2. See Notes to Financial Statements, Footnote 2 – Fair Value Measurements for more information.
(13)	Borrowings as a percentage of Total Investments is 26.8%.
N/A	Not applicable/not available.
N/R	Not rated.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
PIK	Payment-in-kind
See accompanying notes to financial statements.

32	Nuveen Investments

Statement of Assets & Liabilities
January 31, 2010 (Unaudited)

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Assets
Investments, at value (cost $286,845,352, $763,388,875 and $450,768,508, respectively)	$274,975,583	$737,900,714	$437,707,977
Receivables:
Interest	2,519,574	5,637,356	4,540,482
Investments sold	6,032,960	15,142,015	4,755,929
Other assets	74,671	70,400	43,938

Total assets	283,602,788	758,750,485	447,048,326

Liabilities
Borrowings	73,950,000	197,740,000	117,270,000
Payables:
Investments purchased	6,526,096	21,133,777	7,460,784
Common share dividends	1,175,023	2,318,219	1,731,326
Accrued expenses:
Interest on borrowings	18,611	51,965	29,513
Management fees	195,061	366,463	228,467
Other	287,772	1,055,971	422,035

Total liabilities	82,152,563	222,666,395	127,142,125

Net assets applicable to Common shares	$201,450,225	$536,084,090	$319,906,201

Common shares outstanding	29,837,611	47,282,432	28,399,922

Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$6.75	$11.34	$11.26

Net assets applicable to Common shares consist of:

Common shares, $.01 par value per share	$298,376	$472,824	$283,999
Paid-in surplus	283,063,099	667,628,205	400,648,797
Undistributed (Over-distribution of) net investment income	(3,145,863)	3,464,799	7,728,877
Accumulated net realized gain (loss) from investments	(66,895,618)	(109,993,577)	(75,694,941)
Net unrealized appreciation (depreciation) of investments	(11,869,769)	(25,488,161)	(13,060,531)

Net assets applicable to Common shares	$201,450,225	$536,084,090	$319,906,201

See accompanying notes to financial statements.

Nuveen Investments	33

Statement of Operations
Six Months Ended January 31, 2010 (Unaudited)

			Floating Rate
	Senior	Floating Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Investment Income
Interest	$5,481,073	$24,062,602	$20,630,477
Dividends	–	323,937	–
Fees	30,000	827,940	534,565

Total investment income	5,511,073	25,214,479	21,165,042

Expenses
Management fees	1,070,503	2,859,496	1,711,664
Preferred shares – auction fees	197	15,420	6,432
Preferred shares – dividend disbursing agent fees	4,471	19,508	3,699
Shareholders’ servicing agent fees and expenses	1,770	491	267
Interest expense on borrowings	105,760	140,557	164,699
Fees on borrowings	790,753	2,140,925	1,249,538
Custodian’s fees and expenses	61,581	129,623	85,274
Trustees’ fees and expenses	3,642	9,278	6,097
Professional fees	21,488	39,839	29,162
Shareholders’ reports – printing and mailing expenses	31,459	60,842	36,807
Stock exchange listing fees	5,158	8,194	4,913
Investor relations expense	16,164	38,611	21,530
Other expenses	13,779	19,113	16,607

Total expenses before custodian fee credit and expense reimbursement	2,126,725	5,481,897	3,336,689
Custodian fee credit	(25)	(9)	(49)
Expense reimbursement	(30,102)	(822,863)	(447,955)

Net expenses	2,096,598	4,659,025	2,888,685

Net investment income	3,414,475	20,555,454	18,276,357

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,176,585	(7,960,449)	(4,430,470)
Change in net unrealized appreciation (depreciation) of investments	33,634,510	75,088,060	44,775,869

Net realized and unrealized gain (loss)	34,811,095	67,127,611	40,345,399

Distributions to Preferred Shareholders
From net investment income	(15,265)	(198,694)	(124,401)

Net increase (decrease) in net assets applicable to Common shares from operations	$38,210,305	$87,484,371	$58,497,355

See accompanying notes to financial statements.

34	Nuveen Investments

Statement of Changes in Net Assets
(Unaudited)

					Floating Rate
			Floating Rate		Income
	Senior Income (NSL)		Income (JFR)		Opportunity (JRO)
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	1/31/10	7/31/09	1/31/10	7/31/09	1/31/10	7/31/09
Operations
Net investment income	$3,414,475	$13,489,915	$20,555,454	$33,730,105	$18,276,357	$20,678,590
Net realized gain (loss) from investments	1,176,585	(41,868,681)	(7,960,449)	(88,776,440)	(4,430,470)	(59,909,344)
Change in net unrealized appreciation (depreciation) of investments	33,634,510	(2,031,671)	75,088,060	(8,811,769)	44,775,869	(1,018,926)
Distributions to Preferred shareholders from net investment income	(15,265)	(558,631)	(198,694)	(3,411,778)	(124,401)	(2,033,297)

Net increase (decrease) in net assets applicable to Common shares from operations	38,210,305	(30,969,068)	87,484,371	(67,269,882)	58,497,355	(42,282,977)

Distributions to Common Shareholders
From net investment income	(6,698,008)	(13,425,459)	(13,162,297)	(30,319,224)	(9,628,829)	(20,560,895)

Decrease in net assets applicable to Common shares from distributions to Common shareholders	(6,698,008)	(13,425,459)	(13,162,297)	(30,319,224)	(9,628,829)	(20,560,895)

Capital Share Transactions
Common shares:
Net proceeds from shares issued to shareholders due to reinvestment of distributions	21,251	–	–	216,446	–	–
Repurchased	–	–	(1,264,374)	(74,280)	(87,047)	(71,303)

Net increase (decrease) in net assets applicable to Common shares from capital share transactions	21,251	–	(1,264,374)	142,166	(87,047)	(71,303)

Net increase (decrease) in net assets applicable to Common shares	31,533,548	(44,394,527)	73,057,700	(97,446,940)	48,781,479	(62,915,175)
Net assets applicable to Common shares at the beginning of period	169,916,677	214,311,204	463,026,390	560,473,330	271,124,722	334,039,897

Net assets applicable to Common shares at the end of period	$201,450,225	$169,916,677	$536,084,090	$463,026,390	$319,906,201	$271,124,722

Undistributed (Over-distribution of) net investment income at the end of period	$(3,145,863)	$152,935	$3,464,799	$(3,729,664)	$7,728,877	$(794,250)

See accompanying notes to financial statements.

Nuveen Investments	35

Statement of Cash Flows
Six Months Ended January 31, 2010 (Unaudited)

			Floating Rate
	Senior	Floating Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)

Cash Flows from Operating Activities:	$38,210,305	$87,484,371	$58,497,355
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(75,361,158)	(137,248,735)	(104,100,153)
Proceeds from sales and maturities of investments	839,783	(940,868)	266,719
Proceeds from (Purchases of) short-term investments, net	72,722,274	115,619,878	90,460,835
Amortization (Accretion) of premiums and discounts, net	(2,487,658)	(3,625,925)	(3,115,542)
(Increase) Decrease in receivable for interest	(691,277)	(2,539,292)	(1,533,591)
(Increase) Decrease in receivable for investments sold	5,923,558	2,578,041	11,044,617
(Increase) Decrease in other assets	(3,919)	12,195	(970)
Increase (Decrease) in payable for investments purchased	(16,341,239)	(29,837,149)	(15,691,583)
Increase (Decrease) in payable for Preferred share dividends	(3,704)	—	(8,695)
Increase (Decrease) in accrued interest on borrowings	(2,896)	(218,230)	5,097
Increase (Decrease) in accrued management fees	46,511	68,513	64,574
Increase (Decrease) in accrued other liabilities	3,874	207,763	44,556
Net realized (gain) loss from investments	(1,176,585)	7,960,449	4,430,470
Net realized (gain) loss from paydowns	3,421,262	(4,699,251)	(6,122,427)
Change in net unrealized (appreciation) depreciation of investments	(33,634,510)	(75,088,060)	(44,775,869)

Net cash provided by (used in) operating activities	(8,535,379)	(40,266,300)	(10,534,607)

Cash Flows from Financing Activities:
Increase (Decrease) in cash overdraft balance	(31,564)	—	—
Increase (Decrease) in borrowings	41,050,000	159,240,000	79,920,000
Cash distributions paid to Common shareholders	(6,483,057)	(13,973,700)	(9,385,393)
Increase (Decrease) in Preferred shares	(26,000,000)	(105,000,000)	(60,000,000)

Net cash provided by (used in) financing activities	8,535,379	40,266,300	10,534,607

Net Increase (Decrease) in Cash	—	—	—
Cash at the beginning of period	—	—	—

Cash at the End of Period	$—	$—	$—

Supplemental Disclosure of Cash Flow Information

Cash paid by Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) for interest on borrowings during the six months ended January 31, 2010, was $108,656, $496,498 and $159,602, respectively.

Non-cash financing activities not included herein consist of reinvestments of common share distributions of $21,251 for Senior Income (NSL).

See accompanying notes to financial statements.

36	Nuveen Investments

Notes to Financial Statements (Unaudited)

1.	General Information and Significant Accounting Policies
The funds covered in this report and their corresponding Common share New York Stock Exchange (NYSE) symbols are Nuveen Senior Income Fund (NSL), Nuveen Floating Rate Income Fund (JFR) and Nuveen Floating Rate Income Opportunity Fund (JRO) (collectively, the “Funds”). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Senior Income’s (NSL) investment objective is to achieve a high level of current income, consistent with capital preservation. The Fund invests 80% of its total assets in adjustable rate senior secured loans. The Fund may invest up to 20% of its total assets in U.S. dollar- denominated senior loans of non-U.S. borrowers, senior loans that are not secured, other debt securities, and equity securities and warrants acquired in connection with the Fund’s investment in senior loans

Floating Rate Income’s (JFR) investment objective is to achieve a high level of current income. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral. The Fund may invest a substantial portion of its managed assets in senior loans and other debt instruments that are, at the time of investment, rated below investment grade or are unrated but judged to be of comparable quality by the Fund’s sub-adviser Symphony Asset Management LLC (the “Symphony”), a subsidiary of Nuveen Investments, Inc. (“Nuveen”).

Floating Rate Income Opportunity’s (JRO) investment objective is to achieve a high level of current income. The Fund invests at least 80% of its managed assets in adjustable rate loans, primarily secured senior loans. As part of the 80% requirement, the Fund also may invest in unsecured senior loans and secured and unsecured subordinated loans. The Fund invests at least 65% of its managed assets in adjustable rate senior loans that are secured by specific collateral.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

Investment Valuation
The prices of senior loans, bonds and other securities in each Fund’s investment portfolio, other than subordinated loans issued by middle market companies, are generally provided by one or more independent pricing services approved by the Fund’s Board of Trustees. Floating Rate Income Opportunity (JRO) currently expects that the independent pricing services will be unable to provide a market based price for certain of the privately negotiated subordinated loans issued by middle market companies. The pricing services, with input from Symphony and Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen, will estimate the fair value for such subordinated loans, subject to the supervision of Symphony and the Adviser. Floating Rate Income Opportunity (JRO) may engage an independent appraiser to periodically provide an independent determination of the value, or an opinion with respect to the pricing services’ value, of such loans. The pricing services typically value exchange-listed securities at the last sales price on that day; and value senior loans, bonds and other securities traded in the over-the-counter market at the mean of the highest bona fide bid and lowest bona fide asked prices when current quotations are readily available. When market price quotes are not readily available, the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Funds, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Short-term investments are valued at amortized cost, which approximates value.

The senior and subordinated loans in which the Funds invest are not listed on an organized exchange and the secondary market for such investments may be less liquid relative to markets for other fixed-income securities. Consequently, the value of senior and subordinated loans, determined as described above, may differ significantly from the value that would have been determined had there been an active market for that loan.

Nuveen Investments	37

Notes to Financial Statements (Unaudited) (continued)

Investment Transactions
Investment transactions are recorded on a trade date basis. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2010, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding when-issued/delayed delivery purchase commitments of $8,435,649, $21,187,797 and $12,664,142, respectively.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also includes paydown gains and losses, if any. Fee income, consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal corporate income tax regulations, which may differ from US generally accepted accounting principles.

Preferred Shares
During the six months ended January 31, 2010, Senior Income Fund (NSL) had outstanding auction rate preferred shares (“Taxable Auction Preferred”). The dividend rates paid by the Fund was determined every twenty-eight days, pursuant to a dutch auction process overseen by the auction agent, and was payable at the end of each rate period.

During the six months ended January 31, 2010, Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had outstanding auction rate preferred shares (“FundPreferred”). The dividend rates paid by the Funds were determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and were payable at the end of each rate period.

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Taxable Auctioned Preferred and Fund Preferred (collectively “Preferred”) shares issued by the Funds than there were offers to buy. This meant that these auctions “failed to clear,” and that many Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Preferred shareholders unable to sell their shares received distributions at the “maximum rate” applicable to failed auctions as calculated in accordance with the pre-established terms of the Preferred shares.

These developments have generally not affected the portfolio management or investment policies of the Funds. However, one continuing implication of these auction failures for Common shareholders is that the Funds’ cost of leverage likely has been incrementally higher at times than it otherwise would have been had the auctions continued to be successful. As a result, the Funds’ Common share earnings likely have been lower than they otherwise might have been.

Effective May 1, 2009, auction participation fees with respect to auctions that had failed had been reduced from 25 bps (annualized) to 15 bps (annualized). All participants had signed new agreements incorporating this change.

38	Nuveen Investments

During the six months ended January 31, 2010, and the fiscal years ended December 31, 2009 and December 31, 2008, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JFR) redeemed all of their outstanding Preferred shares, at liquidation values of $46,000,000, $400,000,000 and $240,000,000, respectively.

Derivative Financial Instruments
Each Fund is authorized to invest in derivative financial instruments, including forwards, futures, options and swap transactions. Although each Fund is authorized to invest in such financial instruments, and may do so in the future, they did make any such investments during the six months ended January 31, 2010.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with US generally accepted account principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2.	Fair Value Measurements
In determining the value of each Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1	–	Quoted prices in active markets for identical securities.
Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3	–	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of January 31, 2010:

Senior Income (NSL)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$–	$233,946,414	$105,845	$234,052,259
Common Stocks*	194,803	3,407,289	–	3,602,092
Convertible Bonds	–	6,567,500	–	6,567,500
Corporate Bonds	–	19,975,750	–	19,975,750
Short-Term Investments	10,777,982	–	–	10,777,982

Total	$10,972,785	$263,896,953	$105,845	$274,975,583

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of common stocks classified as Level 2.

Nuveen Investments	39

Notes to Financial Statements (Unaudited) (continued)

Floating Rate Income (JFR)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$–	$643,989,649	$–	$643,989,649
Common Stocks*	519,523	11,730,161	–	12,249,684
Corporate Bonds	–	49,150,114	–	49,150,114
Investment Companies	11,661,453	–	–	11,661,453
Short-Term Investments	20,849,814	–	–	20,849,814

Total	$33,030,790	$704,869,924	$–	$737,900,714

Floating Rate Income Opportunity (JRO)	Level 1	Level 2	Level 3	Total
Investments:
Variable Rate Senior Loan Interests	$–	$381,443,423	$–	$381,443,423
Common Stocks*	324,684	4,789,477	–	5,114,161
Convertible Bonds	–	5,177,933	–	5,177,933
Corporate Bonds	–	37,253,475	–	37,253,475
Short-Term Investments	8,718,985	–	–	8,718,985

Total	$9,043,669	$428,664,308	$–	$437,707,977

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of common stocks classified as Level 2.

The following is a reconciliation of Senior Income’s (NSL) Level 3 investments held at the beginning and end of the measurement period:

Senior Income (NSL)
Level 3
Variable Rate
Senior Loan Interests
Balance at beginning of period	$89,569
Gains (losses):
Net realized gains (losses)	(6,219,947)
Net change in unrealized appreciation (depreciation)	7,419,326
Net purchases at cost (sales at proceeds)	(1,183,103)
Net discounts (premiums)	–
Net transfers in to (out of) at end of period fair value	–

Balance at end of period	$105,845

“Change in net unrealized appreciation (depreciation) of investments” presented on the Statement of Operations for Senior Income (NSL) includes $107,208 of net appreciation (depreciation) related to securities classified as Level 3 at the end of the reporting period.

3.	Derivative Instruments and Hedging Activities
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended January 31, 2010.

4.	Fund Shares
Common Shares
Transactions in Common shares were as follows:

					Floating Rate
	Senior Income (NSL)		Floating Rate Income (JFR)		Income Opportunity (JRO)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	1/31/10	7/31/09	1/31/10	7/31/09	1/31/10	7/31/09
Common shares:
Issued to shareholders due to reinvestment of distributions	3,258	–	–	34,819	–	–
Repurchased	–	–	(137,893)	(9,700)	(9,700)	(9,700)

Total	3,258	–	(137,893)	25,119	(9,700)	(9,700)

Weighted average Common share:
Price per share repurchased	–	–	9.15	7.64	8.95	7.33
Discount per share repurchased	–	–	12.86%	16.08%	13.25%	16.02%

40	Nuveen Investments

Preferred Shares
Transactions in Preferred shares were as follows:

									Floating Rate
	Senior Income (NSL)				Floating Rate Income (JFR)				Income Opportunity (JRO)
	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	1/31/10		7/31/09		1/31/10		7/31/09		1/31/10		7/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Preferred shares redeemed:
Series M	–	$–	–	$–	1,050	$26,250,000	600	$15,000,000	800	$20,000,000	534	$13,350,000
Series T	–	–	–	–	1,050	26,250,000	600	15,000,000	—	—	—	—
Series W	–	–	–	–	1,050	26,250,000	600	15,000,000	—	—	—	—
Series TH	1,040	26,000,000	800	20,000,000	—	—	—	—	800	20,000,000	534	13,350,000
Series F	–	–	–	–	1,050	26,250,000	600	15,000,000	800	20,000,000	532	13,300,000

Total	1,040	$26,000,000	800	$20,000,000	4,200	$105,000,000	2,400	$60,000,000	2,400	$60,000,000	1,600	$40,000,000

5.	Investment Transactions
Purchases and sales (including maturities but excluding short-term investments) during the six months ended January 31, 2010, were as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Purchases	$75,361,158	$137,248,735	$104,100,153
Sales and maturities	72,722,274	115,619,878	90,460,835

6.	Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and for Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2010, the cost of investments was as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Cost of investments	$286,903,253	$765,375,080	$450,788,503

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Gross unrealized:
Appreciation	$14,522,533	$26,069,243	$20,448,046
Depreciation	(26,450,203)	(53,543,609)	(33,528,572)

Net unrealized appreciation (depreciation) of investments	$(11,927,670)	$(27,474,366)	$(13,080,526)

Nuveen Investments	41

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2009, the Funds’ last tax year end, were as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Undistributed net ordinary income *	$1,838,117	$504,915	$1,721,769
Undistributed net long-term capital gains	–	–	–

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2009, paid on August 3, 2009.

The tax character of distributions paid during the Funds’ last tax year ended July 31, 2009, was designated for purposes of the dividends paid deduction as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Distributions from net ordinary income *	$14,308,050	$35,343,923	$23,471,413
Distributions from net long-term capital gains	–	–	–

*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

At July 31, 2009, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

			Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Expiration:
July 31, 2010	$14,207,781	$–	$–
July 31, 2011	10,704,255	–	–
July 31, 2013	–	819,145	30,377
July 31, 2014	–	2,934,270	2,151,577
July 31, 2015	1,002,070	9,492,118	5,017,841
July 31, 2016	–	183,234	1,294,188
July 31, 2017	8,900,332	21,620,554	13,760,353

Total	$34,814,438	$35,049,321	$22,254,336

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through July 31, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Post-October capital losses	$33,199,865	$65,495,975	$49,010,085

7.	Management Fees and Other Transactions with Affiliates
Each Fund’s management fee is separated into two components – a fund–level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

42	Nuveen Investments

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Senior Income (NSL)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $1 billion	.6500%
For the next $1 billion	.6375
For the next $3 billion	.6250
For the next $5 billion	.6000
For Managed Assets over $10 billion	.5750

Floating Rate Income (JFR)
Floating Rate Income Opportunity (JRO)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $500 million	.6500%
For the next $500 million	.6250
For the next $500 million	.6000
For the next $500 million	.5750
For Managed Assets over $2 billion	.5500

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Assets Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*	The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds’ use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of January 31, 2010, the complex-level fee rate was .1881%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Symphony under which Symphony manages the investment portfolios of the Funds. Symphony is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

Nuveen Investments	43

Notes to Financial Statements (Unaudited) (continued)

For the first ten years of Senior Income’s (NSL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
October 31,		October 31,
1999 *	.45%	2005	.35%
2000	.45	2006	.25
2001	.45	2007	.15
2002	.45	2008	.10
2003	.45	2009	.05
2004	.45

*	From the commencement of operations.

The Adviser has not agreed to reimburse Senior Income (NSL) for any portion of its fees and expenses beyond October 31, 2009.

For the first eight years of Floating Rate Income’s (JFR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
March 31,		March 31,
2004 *	.32%	2009	.32%
2005	.32	2010	.24
2006	.32	2011	.16
2007	.32	2012	.08
2008	.32

*	From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income (JFR) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Floating Rate Income Opportunity’s (JRO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily managed assets, for fees and expenses in the amounts and for the time periods set forth below:

Year Ending		Year Ending
July 31,		July 31,
2004 *	.30%	2009	.30%
2005	.30	2010	.22
2006	.30	2011	.14
2007	.30	2012	.07
2008	.30

*	From the commencement of operations.

The Adviser has not agreed to reimburse Floating Rate Income Opportunity (JRO) for any portion of its fees and expenses beyond July 31, 2012.

8.	Senior Loan Commitments
Unfunded Commitments
Pursuant to the terms of certain of the variable rate senior loan agreements, the Funds may have unfunded senior loan commitments. Each Fund will maintain with the custodian, cash, liquid securities and/or liquid senior loans having an aggregate value at least equal to the amount of unfunded senior loan commitments. At January 31, 2010, Senior Income (NSL), Floating Rate Income (JFR) and Floating Rate Income Opportunity (JRO) had unfunded senior loan commitments of $1,095,029, $3,082,759 and $1,766,342, respectively.

Participation Commitments
With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the Borrower. As such, the Fund not only assumes the credit risk of the Borrower, but also that of the Selling Participant or other persons interpositioned between the Fund and the Borrower. At January 31, 2010, there were no such outstanding participation commitments in any of the Funds.

44	Nuveen Investments

9.	Borrowing Arrangements
Management determined that leveraging the Funds with debt as a replacement for the Funds’ Preferred shares continued to benefit the Funds’ shareholders.

Senior Income (NSL) has entered into a $75,500,000 million Revolving Credit and Security Agreement with an affiliate of Citibank. As of January 31, 2010, the Fund’s outstanding balance on these borrowings was $73,950,000. For the six months ended January 31, 2010, the average daily balance outstanding and average interest rate on these borrowings were $62,022,283 and .34%, respectively.

Floating Rate Income (JFR) has entered into a $209,500,000 million Revolving Credit and Security Agreement with an affiliate of Citibank. As of January 31, 2010, the Fund’s outstanding balance on these borrowings was $197,740,000. For the six months ended January 31, 2010, the average daily balance outstanding and average interest rate on these borrowings were $162,834,783 and .34%, respectively.

Floating Rate Income Opportunity (JRO) has entered into a $120,000,000 million Revolving Credit and Security Agreement with an affiliate of Citibank. As of January 31, 2010, the Fund’s outstanding balance on these borrowings was $117,270,000. For the six months ended January 31, 2010, the average daily balance outstanding and average interest rate on these borrowings were $97,310,870 and .34%, respectively.

In order to maintain these borrowing arrangements, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in the Funds’ Portfolios of Investments.

The aforementioned agreements will renew on May 14, 2010.

Interest expense incurred on these borrowings, which is based on a commercial paper rate, is recognized as “Interest expense on borrowings” on the Statement of Operations. In addition to the interest expense, each Fund pays a per annum program fee, based on the average daily outstanding balance and a per annum liquidity fee, based on the total commitment amount of the borrowings through the renewal date, both of which are recognized as “Fees on borrowings” on the Statement of Operations.

10.	New Accounting Pronouncements

On January 21, 2010, FASB issued changes to the authoritative guidance under GAAP for fair value measurements. The objective of which is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 roll forward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Funds are evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

11.	Subsequent Events
Distributions to Common Shareholders
The Funds declared Common share dividend distributions from their net investment income which was paid on March 1, 2010, to shareholders of record on February 15, 2010, as follows:

Floating
		Floating	Rate
	Senior	Rate	Income
	Income	Income	Opportunity
	(NSL)	(JFR)	(JRO)
Dividend per share	$.0400	$.0510	$.0620

Nuveen Investments	45

Financial Highlights (Unaudited)
Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
				Distributions
				from Net	Distributions		Net			Offering Costs
	Beginning			Investment	from Capital		Investment	Capital		and	Ending
	Common		Net	Income to	Gains to		Income to	Gains to		Preferred	Common
	Share	Net	Realized/	Preferred	Preferred		Common	Common		Share	Share	Ending
	Net Asset	Investment	Unrealized	Share-	Share-		Share-	Share-		Underwriting	Net Asset	Market
	Value	Income(a)	Gain (Loss)	holders†	holders†	Total	holders	holders	Total	Discounts	Value	Value
Senior Income (NSL)

Year Ended 7/31:
2010(c)	$5.70	$.11	$1.16	$– ***	$–	$1.27	$(.22)	$–	$(.22)	$–	$6.75	$7.16
2009	7.18	.45	(1.46)	(.02)	–	(1.03)	(.45)	–	(.45)	–	5.70	5.15
2008	8.00	.72	(.83)	(.07)	–	(.18)	(.64)	–	(.64)	–	7.18	6.18
2007	8.33	.79	(.33)	(.08)	–	.38	(.71)	–	(.71)	–	8.00	8.08
2006	8.48	.69	(.15)	(.07)	–	.47	(.62)	–	(.62)	–	8.33	8.15
2005	8.44	.66	–	(.04)	–	.62	(.58)	–	(.58)	–	8.48	8.97

Floating Rate Income (JFR)

Year Ended 7/31:
2010(c)	9.76	.43	1.43	– ***	–	1.86	(.28)	–	(.28)	–	11.34	10.76
2009	11.83	.71	(2.07)	(.07)	–	(1.43)	(.64)	–	(.64)	–	9.76	8.37
2008	13.08	1.40	(1.20)	(.37)	–	(.17)	(1.08)	–	(1.08)	–	11.83	10.19
2007	13.90	1.56	(.78)	(.43)	–	.35	(1.17)	–	(1.17)	–	13.08	12.88
2006	14.11	1.31	(.18)	(.35)	–	.78	(.99)	–	(.99)	–	13.90	13.15
2005	14.07	1.00	.10	(.20)	–	.90	(.86)	–	(.86)	–	14.11	13.69

Floating Rate Income Opportunity (JRO)

Year Ended 7/31:
2010(c)	9.54	.64	1.42	– ***	–	2.06	(.34)	–	(.34)	–	11.26	11.20
2009	11.75	.73	(2.15)	(.07)	–	(1.49)	(.72)	–	(.72)	–	9.54	8.35
2008	13.14	1.41	(1.29)	(.37)	–	(.25)	(1.14)	–	(1.14)	–	11.75	10.06
2007	13.95	1.62	(.78)	(.43)	–	.41	(1.22)	–	(1.22)	–	13.14	13.05
2006	14.08	1.38	(.13)	(.35)	–	.90	(1.03)	–	(1.03)	–	13.95	13.30
2005	14.30	.80	.19	(.19)	–	.80	(.84)	–	(.84)	(.18)	14.08	13.41

(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Borrowings Interest Expense includes amortization of borrowing costs, where applicable. Borrowing costs were fully amortized and expensed as of July 31, 2009.
(c)	For the six months ended January 31, 2010.
*	Total Return on Based Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return on Based Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.
**	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian credit’s earned on the Funds’ net cash deposit with the custodian bank and/or legal fee refunds, where applicable.
***	Rounds to less than $.01 per share.

46	Nuveen Investments

		Ratios/Supplemental Data
			Ratios to Average Net				Ratios to Average Net
			Assets Applicable to				Assets Applicable to
			Common Shares Before				Common Shares After								Borrowings at
Total Returns			Reimbursement††				Reimbursement††**					Preferred Shares at End of Period			End of Period
	Based
	on	Ending
	Common	Net
Based	Share	Assets										Aggregate	Liquidation		Aggregate	Asset
on	Net	Applicable to			Net				Net		Portfolio	Amount	and Market	Asset	Amount	Coverage
Market	Asset	Common			Investment				Investment		Turnover	Outstanding	Value Per	Coverage	Outstanding	Per
Value*	Value*	Shares (000)	Expenses		Income		Expenses		Income		Rate	(000)	Share	Per Share	(000)	$1,000

44.17%	22.68%	$201,450	2.26	%*	3.60	%*	2.23	%*	3.63	%*	30%	$–	$–	$–	$73,950	3,724
(6.83)	(12.25)	169,917	3.50		9.39		3.39		9.50		48	26,000	25,000	188,381	32,900	6,955
(16.31)	(2.32)	214,311	3.88		9.38		3.69		9.57		50	46,000	25,000	141,473	90,000	3,892
7.79	4.39	238,779	3.88		8.99		3.59		9.27		80	46,000	25,000	154,771	103,000	3,765
(1.87)	5.78	248,271	3.52		7.74		3.08		8.18		55	46,000	25,000	159,930	103,000	3,857
(3.40)	7.53	252,598	2.70		7.21		2.10		7.80		100	46,000	25,000	162,281	103,000	3,899

32.29	19.24	536,084	2.17	*	7.81	*	1.84	*	8.14	*	17	–	–	–	197,740	3,711
(9.82)	(10.37)	463,026	3.25		8.27		2.79		8.74		38	105,000	25,000	135,244	38,500	15,754
(13.07)	(1.43)	560,473	2.04		10.71		1.50		11.25		30	165,000	25,000	109,920	235,000	4,087
6.69	2.33	619,843	1.59		10.63		1.08		11.14		81	400,000	25,000	63,740	–	–
3.70	5.72	657,517	1.61		8.83		1.10		9.34		50	400,000	25,000	66,095	–	–
(1.99)	6.56	667,194	1.60		6.56		1.09		7.07		74	400,000	25,000	66,700	–	–

38.82	21.86	319,906	2.23	*	11.90	*	1.93	*	12.20	*	23	–	–	–	117,270	3,728
(7.35)	(10.57)	271,125	3.35		8.74		2.86		9.23		41	60,000	25,000	137,969	37,350	9,865
(14.88)	(1.99)	334,040	2.06		10.88		1.55		11.38		33	100,000	25,000	108,510	140,000	4,100
7.13	2.73	373,366	1.61		11.06		1.13		11.54		81	240,000	25,000	63,892	–	–
7.32	6.60	396,195	1.63		9.36		1.15		9.84		50	240,000	25,000	66,270	–	–
(5.13)	4.47	399,792	1.53		5.25		1.08		5.70		58	240,000	25,000	66,645	–	–

†	The amounts shown are based on Common share equivalents.
††	• Ratios do not reflect the effect of dividend payments to Preferred shareholders.
• Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Preferred shares and borrowings, where applicable.
• Each ratio includes the effect of the interest expense paid on borrowings as follows:

Ratios of Borrowings Interest Expense to
Average Net Assets Applicable to Common Shares(b)
Senior Income (NSL)
Year Ended 7/31:
2010(c)	.11	%*
2009	1.28
2008	2.05
2007	2.22
2006	1.85
2005	1.00

Floating Rate Income (JFR)
Year Ended 7/31:
2010(c)	.11	%*
2009	1.04
2008	.28
2007	–
2006	–
2005	–

Floating Rate Income Opportunity (JRO)
Year Ended 7/31:
2010(c)	.11	%*
2009	1.14
2008	.28
2007	–
2006	–
2005	–

See accompanying notes to financial statements.

Nuveen Investments	47

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan
Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient
To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

48	Nuveen Investments

Flexible
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting dividends and/or distributions
For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments	49

Glossary of Terms
Used in this Report

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in common share NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Collateralized Debt Obligations (CDOs): Collateralized debt obligations are a type of asset-backed security constructed from a portfolio of fixed-income assets. CDOs usually are divided into different tranches having different ratings and paying different interest rates. Losses, if any, are applied in reverse order of seniority and so junior tranches generally offer higher coupons to compensate for added default risk.

■	Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price.

■	Net Asset Value (NAV): A Fund’s NAV per common share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

50	Nuveen Investments

Other Useful Information

Board of Trustees
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

Fund Manager
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

Custodian
State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI
02940-3071
(800) 257-8787

Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm
Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (“NYSE”) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common and Preferred Share Information

Each Fund intends to repurchase and/or redeem shares of its own common and/or preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or preferred stock as shown in the accompanying table.

	Common Shares	Preferred Shares
Fund	Repurchased	Redeemed
NSL	—	1,040
JFR	137,893	4,200
JRO	9,700	2,400

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments	51

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $145 billion of assets on December 31, 2009.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

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ESA-B-0110D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable to this filing.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable to this filing.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to this filing.
ITEM 6. SCHEDULE OF INVESTMENTS.
See Portfolio of Investments in Item 1.
(a)	Not applicable.

(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to this filing.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board implemented after the registrant last provided disclosure in response to this item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
File the exhibits listed below as part of this Form.
(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.
(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.
(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund
By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 9, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 9, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 9, 2010

*	Print the name and title of each signing officer under his or her signature.